As filed with the Securities and Exchange Commission on April 7, 2025

Registration No. 333-109860

Registration No. 811-02513

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 37	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

VARIABLE ANNUITY ACCT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(781) 796-9402

(Depositor’s Telephone Number, including Area Code)

Lombard Gasbarro
Senior Vice President, Deputy General Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2025, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ___________, pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A INFORMATION REQUIRED IN A PROSPECTUS

VOYA MAP PLUS NPSM

A GROUP DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

issued by

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

This prospectus describes a group deferred variable and fixed annuity contract (the “Contract”) issued by Voya Retirement Insurance and Annuity Company (“VRIAC,” the “Company,” “we,” “us” and “our”) through its Variable Annuity Account C (the “Separate Account”). It is intended to be used as a funding vehicle for certain types of retirement plans (“plan” or “plans”) and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). There is one class of Contract described in this prospectus. The Contract is issued in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans. The Contract is not available for sale in the state of New York and, except in limited circumstances; it is no longer available for new sales in other states. The existing Contract will continue to accept additional purchase payments subject to the terms of the Contract.

Before you participate in the Contract through your retirement plan, you should read this prospectus. It provides facts about the Contract and its investment options. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. Plan sponsors (generally your employer) should read this prospectus to help determine if the Contract is appropriate for their plan.

_________________________________________________________________________________

If you are a new investor in the Contract,
you may cancel your Contract within 10 days of receiving it without paying fees or penalties.

In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Account Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

_________________________________________________________________________________

Additional information about certain investment products, including variable annuities, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at https://www.investor.gov/.

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

If a participant elects to deduct from the participant’s account advisory fees due under an independent advisory services agreement between the participant and an investment adviser, then such deductions will reduce the death benefit payable under the participant’s Contract and also may be subject to federal and state income taxes and a 10% federal penalty tax.

Contract Prospectus Dated May 1, 2025

PRO.109860-25

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GLOSSARY OF TERMS USED IN THIS PROSPECTUS

The following are some of the important terms used throughout this prospectus that have special meaning. There are other capitalized terms that are explained or defined in other parts of this prospectus.

Account Anniversary: The anniversary of the date we established your account. If your account was established on February 29th, in non-leap years, the Account Anniversary shall be March 1st.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Account Year: A 12-month period measured from the date we established your account or measured from any anniversary of that date.

Accumulation Phase: The period of time between the date the Contract became effective and the date you begin receiving Income Phase payment under the Contract. During the Accumulation Phase, you accumulate retirement benefits.

Accumulation Unit: A unit of measurement used to calculate the Account Value during the Accumulation Phase.

Accumulation Unit Value: The value of an Accumulation Unit for a Subaccount of Variable Annuity Account C. Each Subaccount of Variable Annuity Account C has its own Accumulation Unit Value, which may increase or decrease daily based on the investment performance of the applicable underlying Fund in which it invests.

Annuitant: The Annuitant is the person(s) on whose life expectancy the Income Phase payments are calculated.

Beneficiary (or Beneficiaries): The person designated to receive the death benefit payable under the Contract.

Contract or Contracts: The group or individual deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust. We may also refer to the Contract Holder as the Contract Owner.

Contract Year: A 12-month period measured from the date we establish the Contract or measured from any anniversary of that date.

Customer Service: The location from which we service the Contract. The mailing address and telephone number of Customer Service is P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, the Fixed Plus Account II and the Fixed Plus Account II A are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

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Good Order: Generally, a request is considered to be in “Good Order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. We can only act upon written requests that are received in Good Order.

Income Phase: The period during which you receive payments from your Contract.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

Net Asset Value: A Fund’s current market value.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Purchase Payment Period (also called “Deposit Cycle” in the Contract): For installment Purchase Payments, the period of time it takes to complete the number of installment Purchase Payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 Purchase Payments are made. If only 11 Purchase Payments are made, the payment period is not completed until the twelfth Purchase Payment is made. At any given time, the number of payment periods completed cannot exceed the number of Account years completed, regardless of the number of payments made.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, who issues the Contract described in this prospectus.

Valuation Date: Each date on which the Accumulation Unit Value of the Subaccounts of Variable Annuity Account C and the Net Asset Value of the shares of the underlying Funds are determined. Currently, these values are determined after the close of business of the New York Stock Exchange (“NYSE”) on any normal Business Day, Monday through Friday, when the NYSE is open for trading.

Valuation Period: The period of time from the close of regular trading on the NYSE (generally 4:00p.m., Eastern Standard Time) to the close of regular trading on the next succeeding Valuation Date.

Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an employer-sponsored retirement plan (i.e., a 401(k) or 403(b) plan), the Vested amount may include employer matching contributions.

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KEY INFORMATION

Important Information You Should Consider About the Contract

FEES AND EXPENSES

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) years following a specified date, the Investor can be assessed an early withdrawals charge equal to a maximum of 5% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract and will be either: (1) the date the individual account was established; (2) the date the contract was established; or (3) the number of completed Purchase Payment Periods.

For example, if you make an early withdrawal from your Contract, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see APPENDIX B to this prospectus).

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES - Transaction Fees - Early Withdrawal Charge.”

Transaction Charges

•   In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from the Contract value.

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES.”

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FEES AND EXPENSES (continued from previous page)

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.25%[1,2]	3.55%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.27%[3]	1.62%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $2,761	Highest Annual Cost Estimate: $3,665

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No optional benefits;

•  Fees and expenses of least expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  Transferred Asset Benefit Charge

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLE - Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges.”

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) a mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit and any guaranteed death benefit; (2) a $30 annual maintenance fee, (0.1848467% when converted to an annual percentage), which helps defray the administrative expenses we incur in establishing and maintaining the accounts, and may be reduced or eliminated in certain circumstances; and (3) a daily asset charge, which compensates us for the risks we assume under the Contracts and the expenses we expect to incur in administering the Contract. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.

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RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS - The Variable Investment Options” and “APPENDIX A, APPENDIX B, APPENDIX C and APPENDIX D.”

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT - The General Account.”

RESTRICTIONS
Investments

•   Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at initial enrollment and no more than 97 during the accumulation phase of your account;

•   Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•   Not all Fixed Interest Options may be available;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•  The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation actively to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS - Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT - Limits on Frequent or Disruptive Transfers.”

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RESTRICTIONS (continued from the previous page)
Optional Benefits

•   We may discontinue or restrict the availability of an optional benefit;

•   The availability of certain benefits may vary based on employer and state approval;

•   The Transferred Asset Benefit Charge only applies if the Contract Holder has elected this option. If elected, the charge will apply to all participants under the Contract; and

•  If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “CHARGES AND FEES - Subaccount Administrative Adjustment Charge - (the “Platform Charge”) - Transferred Asset Benefit Charge,” “THE CONTRACT - Contract Provisions and Limitations - The Asset Rebalancing Program,” “DEATH BENEFIT - Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS - Availability of Systematic Distribution Options” and “LOANS - Availability.”

TAXES
Tax Implications

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

CONFLICTS OF INTEREST
Investment Professional Compensation

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

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OVERVIEW OF THE CONTRACT

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this prospectus, the related Statement of Additional Information (“SAI”), the Contract and the summary or full prospectuses for the Funds being considered. We urge you to read the entire prospectus as it describes all material features and benefits of the Contract and your rights and limitations thereunder. It also sets forth information you should know before making the decision to participate in the Contract through your retirement plan. Certain features and benefits may vary depending on the state in which your Contract is issued.

Purpose

The Contract described in this prospectus is a group deferred variable and fixed annuity contract. It is intended to be used as a funding vehicle for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under Tax Code Sections 401(a), 401(k), 403(b) and 457(b), including Roth 401(k), Roth 403(b), and Roth 457(b) plans. There is one class of Contract described in this prospectus. The Contract is not available for sale in the state of New York and, except in limited circumstances, it is no longer available for new sales in other states. The existing Contract will continue to accept additional Purchase Payments subject to the terms of the Contract.

The Contract is designed for Investors who intend to accumulate funds for retirement purposes, and thus is best suited for those with a long investment horizon. The Contract should not be viewed as a highly liquid investment. In that regard, early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your money is left in the Contract. For these reasons, you should not participate in this Contract if you are looking for a short-term investment. When considering whether to purchase or participate in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Phases of Contract

The Contract has two phases: An Accumulation Phase and an Income Phase.

Accumulation Phase: During the Accumulation Phase, you direct us to invest your Purchase Payment or Account Value among the following investment options:

•	Variable Investment Options; and/or
•	Fixed Interest Options.

Income Phase: During the Income Phase, you start receiving annuity, or Income Phase payments from your Contract. However, during the Income Phase you will be unable to make withdrawals, and any death benefits and living benefits will terminate. The Contract offers several Income Phase payment options. In general, you may:

•	Receive Income Phase payments over a lifetime or for a specified period;
•	Receive Income Phase payments monthly, quarterly, semi-annually or annually;
•	Select an Income Phase option that provides a death benefit to Beneficiaries; or
•	Select fixed Income Phase payments or payments that vary based on the performance of the Variable Investment Options you select.

For more information about the Income Phase, see “THE INCOME PHASE” section of this prospectus.

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The Variable Investment Options

The Variable Investment Options are Subaccounts within the Separate Account. Each Subaccount invests its assets directly in shares of a corresponding underlying Fund, and each Fund has its own distinct investment objectives, fees and expenses and investment advisers. Earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of the corresponding underlying Fund. You do not invest directly in or hold shares of the Funds. Additional information about each underlying Fund is set forth in the section of this prospectus called “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT.”

There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment risk for the Funds in which the Subaccount invest; you will benefit from favorable investment experience but also bear the risk of poor investment performance.

The Fixed Interest Options

The following Fixed Interest Options may be available through the Contract:

•	The Guaranteed Accumulation Account;
•	The Fixed Plus Account II; and
•	The Fixed Plus Account II A.

Not all Fixed Interest Options may be available for current or future investment. For descriptions of the Fixed Interest Options that may be available through the Contract, see “APPENDIX B, APPENDIX C and APPENDIX D” and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge by calling Customer Service at 1-800-584-6001.

Contract Features

Death Benefit. A Beneficiary may receive a death benefit in the event of your death during both the Accumulation and Income Phases (described above). The availability of a death benefit during the Income Phase depends upon the Income Phase annuity payment option selected. If made available under your Contract, you can elect the Return of Purchase Payment Death Benefit or the Adjusted Purchase Guaranteed Death Benefit. See “DEATH BENEFIT - Death Benefit during the Income Phase.”

Asset Rebalancing Program. Our asset rebalancing program may be available in connection with certain Contracts. Asset rebalancing allows you to reallocate your Account Value in the investments and percentages you identify. There is no additional charge for this program. See “THE CONTRACT - Contract Provisions and Limitations - The Asset Rebalancing Program.”

Loans. If allowed by the Contract and the plan and subject to the terms and conditions imposed by the plan and the plan’s loan agreement, you may initiate a loan during the Accumulation Phase from your Account Value allocated to certain Subaccounts and Fixed Interest Options. There are charges associated with loans. Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices, or those administrative practices of a third-party administrator selected by your Plan Sponsor. See “LOANS.”

Systematic Distribution Options. These allow you to receive regular payments from your account, while retaining the account in the Accumulation Phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Withdrawals. During the Accumulation Phase, you may under some plans, withdraw all or part of your Account Value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “WITHDRAWALS.”

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Charges for Advisory Services. A participant may enter into an agreement with an independent investment adviser that will provide agreed-upon advisory services and may arrange to have the advisory fees deducted from the Variable Investment Options, in which case such deductions will reduce the death benefit payable under the participant’s Contract, they may be treated as withdrawals, and they may be subject to federal and state income taxes and a 10% penalty tax. See “CHARGES AND FEES – Charges for Advisory Services.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL TAX CONSIDERATIONS.”

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment advisor retained by a participant, and if such charges were reflected, these fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)
The Contract	5.00%
Maximum Loan Fee
Loan Initiation Fee[5]	$125.00
Premium Tax[6]	0.00% to 4.00%

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND FEES” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced, or eliminated in certain circumstances. See “CHARGES AND FEES.”
[5]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “LOANS - Things to Consider Before Initiating a Loan.”
[6]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES- Premium and Other Taxes.”

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The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Applicable to the Contract
Base Contract Expense[7,8] (as a percentage of average Account Value)	3.55%
Administrative Expense[8]	$30.00
Loan Interest Rate Spread (per annum)[9]	3.00%
Annual Loan Administration Fee[10]	$50.00

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include the Subaccount Administrative Adjustment Charge (the “Platform Charge”) if you choose to invest in certain Funds11. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024)	0.61%	2.06%

See “CHARGES AND FEES - Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

[7]	The daily asset charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. During the Income Phase, the charge is 1.25% on an annual basis. The transferred asset benefit charge also included in the Base Contract Expenses, covers the costs associated with providing the transferred asset benefit for Contract Holders who elect this option. The Base Contract Expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges - Daily Asset Charge.”
[8]	These fees may be waived, reduced, or eliminated in certain circumstances. See “CHARGES AND FEES.”
[9]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “LOANS - Things to Consider Before Initiating a Loan.”
[10]	If the Contract has a 0.0% Loan Interest Rate Spread, it may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan maintenance, but the fee shall not exceed $50. The Annual Loan administration fee is charged until the loan is repaid in full. See “LOANS - Things to Consider Before Initiating a Loan.”
[11]	The platform charge applies to a select group of investment options, identified in the Charges and Fees section. The charge is only assessed on assets invested in these investment options and varies based upon the investment option. For Contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum platform charge is 0.50%. The maximum platform charge we currently apply is 0.60%. See “CHARGES AND FEES - Subaccount Administrative Adjustment Charge – (the “Platform Charge).”

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When the platform charge is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively. See “CHARGES AND FEES - Periodic Fees and Charges - Subaccount Administrative Adjustment Charge – (the “Platform Charge”) for information about this charge on a select group of investment options.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses (assuming no loan), annual Contract expenses and annual Fund expenses. They do not reflect any advisory fee paid to an independent investment advisor (if retained by a participant) from a participant’s account, and if such charges were reflected, the costs would be higher.

The following examples assume that you invest $100,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,810	$19,460	$28,139	$51,232

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$4,800	$14,429	$24,097	$51,232

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in the value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in APPENDIX B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;

*	This example will not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge. (Refer to Example A.)
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•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
•	Payment of Advisory Fee from Contract Value - The Advisory Fee will be paid from the Contract Value. The amount is subject to the financial strength and claims paying ability of the Company.

THE COMPANY

The Company issues the Contract described in this prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico, and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

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Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor, the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency. For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state, and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the “Separate Account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The Separate Account was established as a segregated asset account to fund variable annuity contracts. The Separate Account is registered as a unit investment trust under the 1940 Act. It also meets the definition of “separate account” under the federal securities laws.

Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of VRIAC’s other assets. The assets of the Separate Account equal to contract liabilities may not be used to pay any liabilities of VRIAC other than those arising from the Contracts. However, Separate Account assets that exceed contract liabilities are subject to any liabilities of VRIAC. VRIAC is obligated to pay all amounts promised to Investors under the Contract.

Information regarding each underlying Fund, including: (1) its name; (2) its investment adviser and any subadviser; (3) current expenses; and (4) performance is available in APPENDIX A to this prospectus. Each Fund has issued a prospectus that contains more detailed information about the Fund. You may obtain paper or electronic copies of those prospectuses by contacting Customer Service at 1-800-584-6001.

THE INVESTMENT OPTIONS

The Contract offers Variable Investment Options and Fixed Interest Options. The Contract Holder or you, if the Contract Holder permits, directs us to allocate initial Purchase Payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future Purchase Payments or the transfer of existing balances among investment options may be requested by contacting Customer Service, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected.

We may add, withdraw or substitute investment options subject to the conditions in the Contract and in compliance with regulatory requirements.

The Variable Investment Options

These options are Subaccounts of the Separate Account. Each Subaccount invests directly in shares of a corresponding mutual Fund, and earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of its underlying Fund. You do not invest directly in or hold shares of the Funds.

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Certain information about the Funds available through the Subaccounts of the Separate Account appears in APPENDIX A to this prospectus. Please also refer to the Fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge by contacting Customer Service at 1-800-584-6001. More detailed information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K216. You can request this information as well as a paper copy at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment risk for the Funds in which the subaccounts invest, you will benefit from favorable investment experience but also bear the risk of poor investment performance.

Selection of Underlying Funds

The underlying Funds available through the Contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contract. (For additional information on these arrangements, please refer to the “Revenue from the Funds” subsection of this prospectus.) We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations under the Contract. We have included certain of the Funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Fund of Funds

Certain Funds may be structured as “Fund of Funds” or “master-feeder” Funds. These Funds may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. These Funds may be affiliated Funds, and the underlying Funds in which they invest may be affiliated as well. The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying Fund or Funds.

Funds With Managed Volatility Strategies

As described in more detail in the Fund prospectuses, certain Funds employ a managed volatility strategy that is intended to reduce the Fund’s overall volatility and downside risk. During rising markets, the hedging strategies employed to manage volatility could result in your Account Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected.

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Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as subaccounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•	Communicating with customers about their Fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);
•	Recordkeeping for customers, including Subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Assets allocated to affiliated Funds, meaning Funds managed by Voya Investments, LLC, or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated Funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated Funds, meaning Funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fees.

In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated Funds provide the Company with a financial incentive to offer affiliated Funds through the Contract rather than unaffiliated Funds.

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Additionally, in the case of affiliated Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated Funds, or their affiliates is based on an annual percentage of the average net assets held in that Fund by the Company. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated Fund families currently offered through the Contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2024, in connection with the registered variable annuity contract issued by the Company, that ranking would be as follows:

•    American Funds®;

•    Fidelity® Variable Insurance Products Funds;

•    Allspring Funds;

•    Amana Funds;

•    Franklin Templeton Variable Insurance Products Trust Funds;

•    BlackRock Funds;

•    Invesco Funds;

•    Franklin Templeton Funds;

•    Lord Abbett Funds;

•    PIMCO Variable Insurance Trust;

•    Pax Funds;

•    American Century Investment® Funds;

•    Columbia Funds;

•    The Alger Funds;

•    Victory Funds;

•    Neuberger Berman Equity Funds;

•    Pioneer Funds;

•    Ariel Investment Trust Funds;

•    Artisan Partners Funds;

•    The Hartford Mutual Funds;

•    Fidelity Funds;

•    MFS Funds;

•    Lazard Asset Management Funds;

•    T. Rowe Price Funds;

•    MainStay Funds

•    Allianz Funds;

•    AllianceBernstein Funds;

•    Dodge & Cox Funds;

•    Calvert Funds;

•    Royce Funds; and

•    Eaton Vance Funds

If the revenues received from the affiliated Funds were taken into account when ranking the Funds according to the total dollar amount, they paid to the Company or its affiliates in 2024, the affiliated Funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated, and unaffiliated Funds and their investment advisers, subadvisers, or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser, or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for this expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. See also “CONTRACT DISTRIBUTION.”

Voting Rights

Each of the Subaccounts holds shares in a Fund and each is entitled to vote at regular and special meetings of that Fund. Under our current view of applicable law, we will vote the shares for each Subaccount as instructed by persons having a voting interest in the Subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Generally, under Contracts issued in connection with Section 403(b) or 401 plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the Contract Holder how to direct us to vote shares

PRO.109860-25	18

attributable to your account. Under Contracts issued in connection with Section 457 plans, the Contract Holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the Separate Account will receive periodic reports relating to the Funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any Fund in which that person invests through the Subaccounts. Additionally:

•	During the Accumulation Phase, the number of votes is equal to the portion of your Account Value invested in the Fund, divided by the Net Asset Value of one share of that Fund; and
•	During the Income Phase, the number of votes is equal to the portion of reserves set aside for the Contract’s share of the Fund, divided by the Net Asset Value of one share of that Fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the Separate Account.

Right to Change the Separate Account

We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to some or all classes of Contracts:

•	Offer additional Subaccounts that will invest in new Funds or Fund classes we find appropriate for contracts we issue;
•	Combine two or more Subaccounts;
•	Close Subaccounts. We will provide advance notice by a supplement to this prospectus if we close a Subaccount. If a Subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the Subaccount that was closed or is unavailable may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccount, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting Customer Service;
•	Substitute a new Fund for a Fund in which a Subaccount currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgement:
•	A Fund no longer suits the purposes of your Contract;
•	There is a change in laws or regulations;
•	There is a change in the Fund’s investment objectives or restrictions;
•	The Fund is no longer available for investment; or
•	Another reason we deem a substitution is appropriate.

•	Stop selling the Contract;
•	Limit or eliminate any voting rights for the Separate; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your Plan Sponsor.

We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of Contracts to which the Contract belongs.

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Fixed Interest Options

For descriptions of the Fixed Interest Options that may be available through the Contract, see “APPENDIX B, APPENDIX C and APPENDIX D” and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge by contacting Customer Service at 1-800-584-6001.

Selecting Investment Options

When selecting investment options:

•	Choose options appropriate for you. Your local representative can help you evaluate which Subaccounts or Fixed Interest Options may be appropriate for your individual circumstances and your financial goals;
•	Understand the risks associated with the options you choose. Some Subaccounts invest in Funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other Funds. For example, Funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, Funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen; and
•	Be informed. Read this prospectus, all of the information that is available to you regarding the Funds - including each Fund’s prospectus, SAI and annual and semi-annual reports, the Fixed Interest Option appendices and the Guaranteed Accumulation Account prospectus. After you make your selections, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•	Limits on Option Availability. Some subaccounts and Fixed Interest Options may not be available through certain Contracts and plans or in some states. See your Contract or certificate for any state specific variations. Your Plan Sponsor may also have selected a subset of Variable Investment and/or Fixed Interest Options to be available under your plan; and
•	Limits on Number of Options Selected. Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at initial enrollment and no more than 97 during the Accumulation Phase of your account. If you have an outstanding loan (available to 403(b) and some 401 and 457(b) plans only), you may currently make a total of 97 cumulative selections over the life of the account. Each Subaccount and the Fixed Interest Options counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

CHARGES AND FEES

The charges we assess and the deductions we make under the Contract are in consideration for: (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The charges and fees deducted under the Contract may result in a profit to us.

The following repeats and adds to information provided in the “FEE TABLE” section. Please review both this section and the “FEE TABLE” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your Account Value may be subject to a charge. In the case of a partial withdrawals where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. The early withdrawal charge may also be referred to as a surrender charge.

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Purpose. This as a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the Contract. If your expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the daily asset charges and the Platform Charge (if any), to make up the difference. An early withdrawal charge will also apply if the Contract Holder has elected to purchase the transferred asset benefit option.

Amount. This charge is a percentage of the amount that you withdraw from the Subaccounts and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account II or the Fixed Plus Account II A. If the charge is in effect, the amount withdrawn will be the amount requested reduced by any applicable early withdrawal charge (unless you request a specific dollar amount, as discussed above). The percentage is determined by the early withdrawal charge schedule that applies to your Contract. The maximum withdrawal charge is 5% and the duration of the withdrawal charge schedule can vary from zero to seven years. The charge will never be more than the maximum permitted by the rules of FINRA.

Early Withdrawal Charge Schedule Applicable to the Contract. The following early withdrawal charge schedule reflects the charge that may be applicable to the Contract. The actual early withdrawal charge schedule that applies to a particular Contract will vary based upon underwriting guidelines, which will be applied in a manner that is not unfairly discriminatory against any Contract Holder. The factors considered in determining the exact early withdrawal schedule include:

•	The number of Participants in the plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the plan;
•	The broker or our agent’s involvement in sales activities;
•	The amount and type of compensation paid to those selling the Contract;
•	Our sales-related expenses;
•	Distribution provisions under the plan;
•	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Contract;
•	Our assessment of financial risk to the Company relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by the Company to the same Plan Sponsor; and
•	Whether the Plan Sponsor has elected to offer the transferred asset benefit option.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer group or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Account Years, Contract Years or Completed Purchase Payment Periods	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 7 7 or more	5% 4% 0%

Early Withdrawal Charge Waiver. The early withdrawal charge only applies to (a) distributions for “in service transfers” where such transfers are made to another 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) product provider for the employer including but not limited to transfers by the Contract Holder of all participant accounts to a new product provider, as well as to participant initiated transfers; and (b) distributions due to a “severance from employment” that would not otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). In all other instances the early withdrawal charge is waived for any distribution allowed under the Tax Code.

Loan Interest Rate Spread, Loan Initiation Fee and Annual Loan Administration Fee

For a discussion of the charges that may be associated with loans, please see “LOANS - Things to Consider Before Initiating a Loan.”

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Fund Redemption Fees

Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you initiate. If applicable, we would deduct the amount of any redemption fees imposed by the underlying mutual Funds as a result of withdrawals, transfers or other Fund transactions you initiate and remit such fees back to that Fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Account Value. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have an annual maintenance fee, each year, during the Accumulation Phase, we deduct this fee on the Account Anniversary and, in some cases, at the time of full withdrawal. Under some Contracts we may also deduct this fee annually on the anniversary of the issue date of the Contract, rather than on your Account Anniversary. It is deducted annually on a proportional basis from your Account Value invested in the Subaccounts and the Fixed Interest Options. Under some plans, we deduct the annual maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, proportionally from your Account Value invested in the Subaccounts and Fixed Interest Option in each account. We may also deduct all or a portion of the annual maintenance fee applicable to a Contract from a Roth 401(k) and/or Roth 403(b) account.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining the accounts.

Reduction. The actual charge that applies to the Contract issued to your Contract Holder may be lower than the maximum amount noted above. For Contracts with less than $5 million in assets, the annual maintenance fee will vary strictly by the total assets in the Contract, the average participant balance, and the amount and type of compensation paid to those selling the Contract. Due to factors on which the fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change, but it will never exceed the maximum of $30.

For Contracts with assets equal to or greater than $5 million, the annual maintenance fee will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

•	The expected level of assets under the plan (under some Contracts, we may aggregate accounts under different Contracts issued by the Company to the same Contract Holder);
•	The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
•	The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
•	The method and extent of onsite services we provide and the Contract Holder’s involvement in services such as enrollment and ongoing participant services;
•	The amount and type of compensation paid to those selling the Contract;
•	The Contract Holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
•	The projected frequency of distributions; and
•	The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of the annual maintenance fee on a basis that is not unfairly discriminatory according to our rules in effect at the time a Contract application is approved. We reserve the right to change these rules from time to time.

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Daily Asset Charge

Maximum Amount. The maximum charge during the Accumulation Phase is 1.75% annually of your Account Value invested in the Subaccounts. The actual charge that applies to your Contract will depend on the level of assets with the Company, average participant balance, and the compensation paid to those distributing the Contract. During the Income Phase, the charge is 1.25% annually of your Account Value invested in the Subaccounts. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. This fee is deducted daily for the Subaccounts. We do not deduct this fee from any Fixed Interest Option.

Purpose. This fee compensates us for the risks we assume under the Contracts and the expenses we expect to incur in administering the Contract. It consists of the following components:

•	The mortality risk component is the risk associated with our promise to make lifetime payments based on annuity rates specified in the Contracts and our funding of the death benefits and other payments we make to owners or Beneficiaries of the accounts;
•	The expense risk component is the risk that the actual expenses we incur under the Contracts will exceed the maximum costs that we can charge; and
•	The administrative charge component is designed to help defray our administrative expenses that cannot be covered by the mortality risk component and/or the expense risk component.

If the amount we deduct for this fee is not enough to cover our risks and expenses under the Contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the Contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. The actual charge that applies to a Contract may be lower than the maximum amounts noted above. For Contracts with less than $5 million in assets, the Daily Asset Charge will vary strictly by the total assets in the Contract, the average participant balance, and the amount and type of compensation being paid to those who sell the Contract. Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change, but it will never exceed the maximum.

For Contracts with assets equal to or greater than $5 million, the Daily Asset Charge will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

•	The expected level of assets under the plan (under some Contracts, we may aggregate accounts under different contracts issued by the Company to the same Contract Holder);
•	The size of the prospective group, projected annual number of eligible Participants and the program’s participant rate;
•	The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
•	The frequency, consistency and method of submitting payments and loan repayments;
•	The method and extent of onsite services we provide and the Contract Holder’s involvement in services such as enrollment and ongoing Participant services;
•	The amount and type of compensation paid to those selling the contract;
•	Whether or not a guaranteed death benefit has been selected by the Contract Holder;
•	The Contract Holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
•	The projected frequency of distributions; and
•	The type and level of other factors that affect the overall administrative expense.

Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will determine any reduction of the Daily Asset Charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a Contract application is approved. We reserve the right to change these rules from time to time.

PRO.109860-25	23

Subaccount Administrative Adjustment Charge (the “Platform Charge”)

Maximum Amount. 0.80%. For Contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum platform charge is 0.60%.

When/How. This fee is deducted daily only from the subaccounts for a select group of investment options. The charge will vary by investment option but will never exceed the maximum amount. The investment options where this fee applies, and the current charges are noted as follows:

Fund Name	Platform Charge	Fund Name	Platform Charge
AB Relative Value Fund (Class A)	0.20%	Pioneer Strategic Income Fund (Class A)	0.20%
Alger Capital Appreciate Fund (Class A)	0.10%	Royce Small-Cap Total Return Fund (Service Class)	0.35%
Alger Responsible Investing Fund (Class A)	0.10%	Templeton Foreign Fund (Class A)	0.20%
Allspring Special Small Cap Value Fund (Class A)	0.25%	The Hartford International Opportunities Fund (Class R4)	0.10%
Amana Growth Fund (Investor Class)	0.25%	Thornburg International Equity Fund (Class R4)	0.10%
Amana Income Fund (Investor Class)	0.25%	Vanguard® Diversified Value Portfolio	0.60%
American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)	0.35%	Vanguard® Equity Income Portfolio	0.60%
Ariel Appreciation Fund (Investor Class)	0.35%	Vanguard® Small Company Growth Portfolio	0.60%
Ariel Fund (Investor Class)	0.35%	Victory Sycamore Established Value Fund (Class A)	0.10%
Artisan International Fund (Investor Shares)	0.25%	Virtus NFJ Dividend Value Fund (Class A)	0.20%
BlackRock Equity Dividend Fund (Investor A)	0.10%	Virtus NFJ Small-Cap Value Fund (Class A)	0.20%
BlackRock Mid Cap Dividend Fund (Investor A)	0.10%	Voya Balanced Income Portfolio (Class I)[2]	0.25%
Columbia Acorn® Fund (Class A)	0.20%	Voya Global Insights Portfolio (Class I)	0.25%
Columbia Select Mid Cap Value Fund (Class A)	0.20%	Voya Government Money Market Portfolio (Class I)	0.50%
Dodge & Cox International Stock Fund (Class I)	0.50%	Voya Growth and Income Portfolio (Class I)	0.35%
Dodge & Cox Stock Fund (Class I)	0.50%	Voya Growth and Income Portfolio (Class S)	0.10%
Fidelity Advisor® New Insights Fund (Class I)	0.40%	Voya High Yield Portfolio (Class S)	0.10%
Fidelity® VIP ContrafundSM Portfolio (Initial Class)	0.40%	Voya Index Plus LargeCap Portfolio (Class I)	0.40%
Fidelity® VIP Equity-Income PortfolioSM (Initial Class)	0.40%	Voya Index Plus MidCap Portfolio (Class I)	0.40%
Fidelity® VIP Growth Portfolio (Initial Class)	0.40%	Voya Index Plus SmallCap Portfolio (Class I)	0.40%
Franklin Small Cap Value VIP Fund (Class 2)	0.20%	Voya Intermediate Bond Portfolio (Class I)	0.35%
Franklin Small-Mid Cap Growth Fund (Class A)	0.20%	Voya International Index Portfolio (Class I)	0.25%
Impax Sustainable Allocation Fund (Investor Class)	0.20%	Voya Large Cap Value Portfolio (Class I)	0.35%
Invesco Developing Markets Fund (Class A)	0.15%	Voya MidCap Opportunities Portfolio (Class I)	0.15%
Invesco Discovery Large Cap Fund (Class A)[1]	0.15%	Voya RussellTM Large Cap Index Portfolio (Class I)	0.25%
Invesco Gold & Special Minerals Fund (Class A)	0.15%	Voya RussellTM Mid Cap Index Portfolio (Class I)	0.25%
Invesco Health Care Fund (Investor Class)	0.15%	Voya RussellTM Small Cap Index Portfolio (Class I)	0.25%
Invesco International Bond Fund (Class A)	0.15%	Voya SmallCap Opportunities Portfolio (Class I)	0.20%
Invesco Main Street Mid Cap Fund® (Class A)	0.15%	Voya Solution Aggressive Portfolio (Class I)[3]	0.15%
Invesco Small Cap Value Fund (Class A)	0.20%	Voya Solution Balanced Portfolio (Class I)[4]	0.15%
Lazard Emerging Markets Equity Portfolio (Open Shares)	0.20%	Voya Solution Conservative Portfolio (Class I)[5]	0.15%
Lord Abbett Core Fixed Income Fund (Class A)	0.20%	Voya U.S. Bond Index Portfolio (Class I)	0.25%
Lord Abbett Developing Growth Fund (Class A)	0.20%	VY® CBRE Real Estate Portfolio (Class S)	0.10%
Lord Abbett Fundamental Equity Fund (Class A)	0.20%	VY® Invesco Growth and Income Portfolio (Class S)	0.10%
Lord Abbett Mid Cap Stock Fund (Class A)	0.20%	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)	0.10%
Lord Abbett Small-Cap Value Fund (Class A)	0.20%	VY® JPMorgan Small Cap Core Equity Portfolio (Class S)	0.10%
Massachusetts Investors Growth Stock Fund (Class A)	0.25%	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)	0.10%
Neuberger Berman Genesis Fund® (Trust Class)	0.35%	VY® T. Rowe Price Equity Income Portfolio (Class S)	0.10%
Neuberger Berman Sustainable Equity Fund (Trust Class)	0.35%	Wanger International	0.20%
PIMCO Real Return Portfolio (Administrative Class)	0.25%	Wanger Acorn	0.20%
Pioneer High Yield Fund (Class A)	0.20%	Western Asset Mortgage Total Return Fund (Class A)	0.05%

[1]	Effective December 20, 2024, the Invesco Capital Appreciation Fund changed its name to Invesco Discovery Large Cap Fund.
[2]	Effective July 12, 2024, the Voya Balanced Portfolio (Class I) merged into the Voya Balanced Income Portfolio (Class I).
[3]	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio
[4]	Effective July 12, 2024, the Voya Strategic Allocation Balanced Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I).
[5]	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I) merged into the Voya Solution Conservative Portfolio (Class I).
PRO.109860-25	24

Purpose. This fee is used to help defray additional expense risk due to the decreased level of revenue that the Company receives in connection with the investment options. Due to possible changes in revenue received from each investment option, it is possible that a fee may increase or decrease over time, but it will never exceed the maximum. We will notify you in advance of any such increase. The risk is that actual expenses we incur under the Contracts in connection with amounts invested in the Funds will exceed the maximum amounts that we can charge.

Transferred Asset Benefit Charge

Maximum Amount. 1.00% (0.50% for Contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later.)

When/How. This fee is only charged when a Contract Holder elects the Transferred Asset Benefit (“TAB”) option. If charged, this fee is deducted daily from the Subaccounts during the Accumulation Phase. It is not deducted from the Fixed Plus Account II or the Fixed Plus Account II A. The fee will apply for a period of time not to exceed seven Contract Years, and will apply to all participants during this time period, even if they do not receive the benefit of the TAB.

Purpose. The fee helps defray costs that the Company incurs in the offering the TAB option. This option is designed to offset charges that may apply when assets are transferred from another financial provider who has imposed a cancellation penalty on the transfer. The Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company and will apply a transferred asset benefit charge for a period not to exceed seven Contract Years. The number of Contract Years during which the fee will be assessed will depend on the dollar amount applies.

Reduction. This fee may be reduced if the dollar amount the Company applies is less than 0.50% of total plan assets transferred to the Company.

Fund Fees and Expenses

Each Fund deducts management/investment advisory fees from the amounts allocated to the Fund. In addition, each Fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and Contract Holder services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. Fund fees and expenses are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares. Fund fees and expenses are one factor that impacts the value of a Fund’s shares. To learn more about Fund fees and expenses, the additional factors that can affect the value of a Fund’s shares and other important information about the Funds, refer to the Fund prospectuses.

Less expensive share classes of the Funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the Funds available through this Contract before making a decision to invest.

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment adviser. Advisory fees will be deducted on a proportional basis from the Subaccounts that invest in the Funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a proportional basis from all of the Subaccounts in which the participant is invested. Under proportional deduction, the portion of the overall fee deducted from a given Subaccount equals the same percentage that the Subaccount value represents to the value of all the Subaccounts used in the calculation (e.g., for deduction of the advisory fee, all the Subaccounts used in the allocation model). If you have not authorized payment of advisory fees from the Variable Investment Options, you will instead pay such fees outside the Contract.

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Please note that we have no control over the advisory fee arrangement between you and your investment adviser – that arrangement is solely between you and your adviser. Consequently, if you wanted to terminate your advisory arrangement you would need to contact your financial adviser.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our Income Phase payment rates when you commence Income Phase payments. Unless directed otherwise, we will deduct any premium tax charges proportionately from the Subaccounts and Fixed Interest Options in which you are invested.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the Separate Account. See “FEDERAL TAX CONSIDERATIONS.”

THE CONTRACT

When considering whether to purchase or participate in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Some plans under Tax Code Sections 401 and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The Contract Holder must notify the Company whether Title I of ERISA applies to the plan.

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities provide other features and benefits (such as guaranteed death benefits under some contracts or the option of Lifetime Income Phase options at established rates) that may be available to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND PARTICIPATION.”

Contract Ownership and Rights

Who Owns the Contract? The Contract Holder.

Who Owns Money Accumulated Under the Contract? It depends on the type of plan, as follows:

•	Under 401(a), 401(k), Roth 401(k), 403(b) or Roth 403(b) Plans. Under the Contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the Contract Holder;
•	Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your Beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and
PRO.109860-25	26

•	Under Non-governmental Tax Exempt 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract?

•	Under all Contracts, except group contracts issued through a voluntary 403(b) or Roth 403(b) plan, the Contract Holder holds all rights under the Contract. The Contract Holder may permit you to exercise some of those rights. For example, the Contract Holder may allow you to choose investment options; and
•	Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan, you generally hold all rights under the Contract and may make elections for your accounts. However, pursuant to Treasury Department regulations, the exercise of certain of these rights may require the consent and approval of the Plan Sponsor or its delegate. See “FEDERAL TAX CONSIDERATIONS - Distributions - Eligibility - 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the Contract Holder and Participants, see “APPENDIX E.”

What Happens if You Die? The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (the “Contract Beneficiary”) as follows:

•	Under Contracts issued in connection with most types of plans except voluntary 403(b) plans (including Roth 403(b) plans), the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (the “Plan Beneficiary”); and
•	Under Contracts issued in connection with voluntary 403(b) plans (including Roth 403(b) plans), you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

Transfer of Ownership; Assignment

An assignment of a Contract will only be binding on us if it is made in writing and sent to Customer Service. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Contract Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee we have on our records.

The Account Value

During the Accumulation Phase, your Account Value at any given time equals:

•	Account dollars directed to the Fixed Interest Options, including interest earnings to date; less
•	Any deductions from the Fixed Interest Options (e.g., withdrawals, fees); plus
•	The current dollar value of the amounts held in the Subaccounts, which takes into account investment performance and fees deducted from the Subaccounts.

Subaccount Accumulation Units. When a Fund is selected as an investment option, your account dollars invest in Accumulation Units of the Variable Annuity Account C Subaccount corresponding to that Fund. The Subaccount invests directly in the Fund shares. The value of your interests in a Subaccount is expressed as the number of Accumulation Units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value. The value of each Accumulation Unit in a Subaccount is called the Accumulation Unit Value (“AUV”). The AUV varies daily in relation to the underlying Fund’s investment performance. The AUV also reflects deductions for Fund fees and expenses, the daily asset charge, the subaccount administrative adjustment charge, if any, and advisory fees, if any and advisory fees, if any. The deduction of any advisory fees can result in cancellation of units. and the transferred asset benefit charge (if applicable). We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the Net Investment Factor of the Subaccount. The Net Investment Factor measures the investment performance of the Subaccount from one valuation to the next.

PRO.109860-25	27

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The Net Investment Factor for a Subaccount between two consecutive valuations equals the sum of 1.0000 plus the Net Investment Rate.

Net Investment Rate. The Net Investment Rate is computed according to a formula that is equivalent to the following:

•	The net assets of the Fund held by the Subaccount as of the current valuation; minus
•	The net assets of the Fund held by the Subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to Subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the Subaccount’s units at the preceding valuation; and minus
•	A daily deduction for the daily asset charge, the transferred asset benefit charge (if applicable) and the subaccount administrative adjustment charges if any, and any other fees deducted daily from investments in the Separate Account. See “CHARGES AND FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration

As a hypothetical illustration, assume that an Investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The Investor’s account is credited with 300 Accumulation Units of Subaccount A and 80 Accumulation Units of Subaccount B.

Step 1: An Investor contributes $5,000.

Step 2:

•	He or she directs us to invest $3,000 in Fund A. His dollars purchase 300 Accumulation Units of Subaccount A ($3,000 divided by the current $10 AUV);
•	He or she directs us to invest $2,000 in Fund B. His dollars purchase 80 Accumulation Units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The Separate Account then purchases shares of the applicable Funds at the then current market value (Net Asset Value or NAV).

The Fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the Subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account

If all or a portion of initial Purchase Payments are directed to the Subaccounts, they will purchase Subaccount Accumulation Units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “CONTRACT PURCHASE AND PARTICIPATION.” Subsequent Purchase Payments or transfers directed to the Subaccounts that we receive in Good Order by the close of business of the NYSE will purchase Subaccount Accumulation Units at the AUV computed as of the close of the NYSE on that day. The value of Subaccounts may vary day to day. Subsequent Purchase Payments and transfers received in Good Order after the close of the NYSE will purchase Accumulation Units at the AUV computed after the close of the NYSE on the next business day.

Contract Provisions and Limitations

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the Account Value is less than $10,000, this value is not due to negative investment performance, and no Purchase Payments have been received within the previous 12 months. We will notify you or the Contract Holder 90 days prior to terminating the account. If we exercise this right, we will not deduct an early withdrawal charge.

PRO.109860-25	28

Allocation of Purchase Payments.

All Purchase Payments are allocated to your Account Value on the Valuation Date of their receipt. The Contract Holder or you, if the Contract Holder permits, directs us to allocate Purchase Payments to the investment options available under the plan. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. If the most recent allocation instructions we have on file include a Subaccount that corresponds to an underlying Fund that is closed to new investment or is otherwise unavailable, additional Purchase Payments received that would have been allocated to the Subaccount corresponding to the closed or otherwise unavailable Fund may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, we must receive alternative allocation instructions, or the Purchase Payment will be returned. Alternative allocation instructions can be given by contacting Customer Service. See “THE INVESTMENT OPTIONS.”

Transfers Among Investment Options

During the Accumulation Phase, and the Income Phase, the Contract Holder or you, if permitted by the plan, may transfer amounts among investment options. Transfers from Fixed Interest Options are restricted as outlined in APPENDIX B, APPENDIX C and APPENDIX D. Transfers may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the Contract.

Value of Transferred Dollars. The value of amounts transferred in or out of Subaccounts will be based on the Subaccount AUV next determined after Customer Service receives your request in Good Order or if you are participating in the asset rebalancing program, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Transfer Credits

Contributions to a Contract may include plan assets transferred from a financial provider who has imposed a cancellation penalty on that transfer. To offset that penalty, the Company will, subject to certain conditions and state approvals, apply a transfer credit on transferred assets. This credit is provided on a nondiscriminatory basis if your Contract is eligible.

The transfer credit will be applied no later than ten business days after the end of the quarter in which the contribution is received by us in Good Order. Transferred assets, less any premium tax, will be allocated to a participant’s individual account in amounts authorized by the Contract Holder. If no instruction is received from the Contract Holder, the transferred assets will be allocated to the Plan’s forfeiture account.

The transfer credit is equal to a specified percentage of the transferred assets, or other specified amount that is transferred to the Company under a contract, which remains in the participant’s individual account for the period of time specified by the Company. Any applicable transfer credit will be deducted from:

•	A full withdrawal initiated by the Contract Holder; or
•	A full or partial withdrawal initiated by the participant, except for those eligible distributions from qualified plans that happen upon the occurrence of certain events. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Distributions - Eligibility.”

Transfer credits will not be applied to assets transferred into the Contract from existing Contracts. Only net contributions not previously held by the Contract are eligible for a transfer credit.

If a transfer credit is due under your Contract, you will be provided with additional information.

PRO.109860-25	29

Election of a transfer credit may result in a higher mortality and expense risk charge and impact the credited interest rate under the Fixed Plus Account II and Fixed Plus Account II A Fixed Interest Options. See CHARGES AND FEES,” APPENDIX C: FIXED PLUS ACCOUNT II” and “APPENDIX D: FIXED PLUS ACCOUNT II A.”

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL TAX CONSIDERATIONS.”

The Asset Rebalancing Program

Our asset rebalancing program may be available in connection with certain Contracts. Asset rebalancing allows you to reallocate your Account Value in the investments and percentages you identify. Account Values invested in certain investment options may not be available for rebalancing under this program. We automatically reallocate your Account Value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available for your Contract, you may elect the asset rebalancing program by contacting Customer Service at 1-800-584-6001, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. The Company may change or discontinue the asset rebalancing program at any time.

Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions, or closures may also affect the program.

The General Account

All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

The following obligations under the Contract are funded by the General Account which supports our insurance and annuity obligations:

•	Amounts allocated to the Fixed Plus Account II and the Fixed Plus Account II A;
•	Amounts funding fixed Income Phase Payments;
•	Death benefit payments held in an interest bearing retained asset account; and
•	Where the amount of the death benefit exceeds the Account Value.

Contract Modification

We may change the Contract as required by federal or state law by notifying the Contract Holder at least 30 calendar days before the change becomes effective. In addition, the Contract may be changed at any time, except for a reduction in the minimum guaranteed interest rate for the Fixed Interest options, by written mutual agreement between the Contract Holder and the Company. We may, upon 60 days’ written notice to the Contract Holder, make unilateral changes to certain provisions of the Contracts that would apply only to individuals who became Participants under the Contract after the effective date of such changes. If a Contract Holder indicates that it does not agree to a change by providing notice to us that we receive at least 30 calendar days before the date the change becomes effective, we reserve the right to refuse to establish new accounts under the Contract and to discontinue accepting payments to existing accounts.

We reserve the right to amend the Contract to include any future changes required to maintain the Contract as a designated Roth 401(k) and/or Roth 403(b) annuity Contract (or Roth 401(k) and/or Roth 403(b) account) under the Tax Code, regulations, IRS rulings and requirements.

In addition, we reserve the right, without Contract Holder consent, to change the tables for determining the amount of Income Phase payments or the Income Phase payment options available. Any such change will not take effect until at least 12 months after the Contract effective date or until at least 12 months after any previous change. Such a change would not apply to accounts established before the date the change becomes effective.

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Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners and Participants.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•	We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the Participant’s in such products; and
•	Each underlying Fund may limit or restrict Fund purchases, and we will implement any limitation or restriction on transfers to an underlying Fund as directed by that underlying Fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy

We and the other members of the Voya family of companies that provide multi-Fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or Participants in such products.

We currently define “Excessive Trading” as:

•	More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or
•	Six round-trips involving the same Fund within a rolling 12-month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-Fund transfers (for example, new Purchase Payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and
•	Transactions initiated by us, another member of the Voya family of companies, or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund with

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a rolling 12-month period, we will send them a letter warning that another purchase and sale of that same Fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those that involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six-month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six-month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six-month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or Participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners, Participants, and Fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners and Participants or, as applicable, to all Contract Owners and Participants investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds

Each underlying Fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies

As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the Contract. Contract Owner and Participant trading information is shared

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under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding Contract Owner and Participant transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner and Participant transactions, this information may include personal Contract Owner and Participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner or Participant’s transactions if the Fund determines that the Contract Owner or Participant has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of Purchase Payments or Account Value to the Fund or all Funds within the Fund family.

THE INCOME PHASE

During the Income Phase, you receive payments from your accumulated Account Value.

Initiating Income Phase Payments

At least 30 days prior to the date you want to start receiving Income Phase payments, the Contract Holder, or you, if permitted by the plan, must notify us in writing of the following:

•	Start date;
•	Income Phase payment option (see the “Income Phase Payment Options” tables in this section);
•	Income Phase payment frequency (i.e., monthly, quarterly, semi-annually, or annually);
•	Choice of fixed or variable payments;
•	Selection of an assumed net investment rate (only if variable payments are elected); and
•	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the Accumulation Phase until the Contract Holder or you, as applicable properly initiates Income Phase payments. Generally, the first Income Phase payment must be made by April 1 of the calendar year following the calendar year in which the Contract Holder attains age 73 (or such other age as prescribed by Tax Code Section 401(a)(9)) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which the Contract Holder retires, whichever occurs later. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans).”

Once an Income Phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum. See “Income Phase Payment Options.”

Calculation of Income Phase Payments

Some of the factors that may affect Income Phase payments include: your age, your Account Value, the Income Phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent Income Phase payments will result in smaller individual Income Phase payments. Likewise, Income Phase payments that are anticipated over a longer period of time will also result in smaller individual Income Phase payments.

Fixed Payments. Amounts funding Fixed Income Phase payments will be held in the Company’s General Account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable Income Phase payments will be held in the Subaccount(s) you select, based on what Subaccounts are available during the Income Phase at the time you make your selection. Not all Subaccounts available during the Accumulation Phase may be available during the Income Phase. For information about the Subaccounts available during the Income Phase, please contract Customer Service. We currently allow you to choose up to 18 Subaccounts at any one time and we allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

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Assumed Net Investment Rate. If you select variable Income Phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the Subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the Subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the SAI by calling Customer Service.

Selecting an Increasing Payment. Under certain Income Phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime Income Phase Payment options.

Charges Deducted

When you select an Income Phase payment option (one of the options listed in the tables below), a daily asset charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the Subaccounts. This charge compensates us for mortality, expense and administrative risks we assume under variable Income Phase payment options and is applicable to all variable Income Phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

Required Minimum Payment Amounts

The first Income Phase payment must meet the minimums stated in the Contract. This amount is currently $50 per month or $250 per year, but the Company reserves the right to increase these amounts, if allowed by state law, based on increases reflected in the Consumer Price Index - Urban (CPI-U) since July 1, 1993. If your Account Value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. See “Contract Provisions and Limitations - Account Termination.”

Death Benefit During the Income Phase

The death benefits that may be available to a Beneficiary are outlined in the following “Income Phase Payment Options” table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order. If the death benefit is not taken in a lump sum, your Beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to satisfy these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Required Distributions Upon Death” for distribution rules imposed by the Tax Code.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Assed Account”) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT - The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any Beneficiary must satisfy the distribution rules imposed by the Tax Code. See “FEDERAL TAX CONSIDERATIONS.”

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Income Phase Payment Options

The following tables list the Income Phase payment options and accompanying death benefits that may be available under the Contracts. The Tax Code and/or some Contracts may restrict the options and the terms available to you and/or your Beneficiary. See “FEDERAL TAX CONSIDERATIONS.” Refer to your certificate or check with your Contract Holder for details. Unless permitted by the terms of the Income Phase payment options as described below, you will not be able to withdraw any Account Value after the annuity commencement date.

Terms used in the tables:

•	Annuitant: The person(s) on whose life expectancy the Income Phase payments are calculated; and
•	Beneficiary: The person designated to receive the death benefit payable under the Contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the Annuitant lives. It is possible that only one payment will be made should the Annuitant die prior to the second payment’s due date.

Death Benefit-None: All payments end upon the Annuitant’s death.

Life Income - Guaranteed Payments*

Length of Payments: For as long as the Annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the Contract.

Death Benefit - Payment to the Beneficiary: If the Annuitant dies before we have made all the guaranteed payments, we will pay the Beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income - Two Lives

Length of Payments: For as long as either Annuitant lives. It is possible that only one payment will be made should both Annuitants die before the second payment’s due date.

Continuing Payments:

•   When you select this option, you choose for 100%, 66⅔% or 50% of the payment to continue to the surviving Annuitant after the first death; or

•   100% of the payment to continue to the Annuitant on the second Annuitant’s death, and 50% of the payment to continue to the second Annuitant on the Annuitant’s death.

Death Benefit-None: All payments end after the death of both Annuitants.

Life Income - Two Lives - Guaranteed Payments*

Length of Payments: For as long as either Annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the Contract.

Continuing Payments: 100% of the payment to continue to the surviving Annuitant after the first death.

Death Benefit - Payments to the Beneficiary: If both Annuitants die before the guaranteed payments have all been paid, we will pay the Beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income - Cash Refund Option (fixed payment only)

Length of Payments: For as long as the Annuitant lives.

Death Benefit - Payment to the Beneficiary: Following the Annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed Income Phase payments paid.

Life Income - Two Lives - Cash Refund Option (fixed payment only)

Length of Payments: For as long as the Annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit - Payment to the Beneficiary: When both Annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed Income Phase payments paid.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
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Nonlifetime Income Phase Payment Options
Nonlifetime - Guaranteed Payments*

Length of Payments: Payments will continue for five to 30 years based upon the number of years you choose when selecting this option. In certain cases, a lump-sum payment may be requested at any time (see below).

Death Benefit - Payment to the Beneficiary: If the Annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the Beneficiary unless the Beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

Lump-Sum Payment

If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in on lump sum. A lump sum elected before five years of Income Phase payments have been completed (as specified by the Contract) will be treated as a withdrawal during the Accumulation Phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “FEES - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order.

Calculation of Lump-Sum Payments

If a lump-sum payment is available to a Beneficiary or to you under the Income Phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the Income Phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments).

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payment Death Benefit

Death benefit is the greater of:

•   Your Account Value plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•   The sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

		Standard	No additional fee for this benefit.

If Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).

Any advisory fees deducted reduce the amount of this death benefit.

Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Standard	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Transferred Asset Benefit Option (“TAB”)	The Company may provide a transferred asset benefit (“TAB”) option to the Contract Holder in connection with the purchase of the Contract in order to help defray charges that may apply when assets are transferred from another financial provider.	Optional	The Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company.	In the event that the Contract Holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), and a reduction in the Fixed Plus Account II or the Fixed Plus Account II A interest credited rate not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), which will apply to all participants under the Contract regardless of whether they receive the benefit of the TAB. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

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DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”) as follows:

•	Under Contracts issued in connection with most types of plans except voluntary 403(b) and Roth 403(b) plans, the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”); and
•	Under Contracts issued in connection with voluntary 403(b) and Roth 403(b) plans, you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE INCOME PHASE - Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase option (see “INCOME PHASE - Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

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The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

The various death benefit options that may be made available by the Company under the Contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Account Value Death Benefit. The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX D and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and a payment request in Good Order.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis; and thus reduces the amount of this death benefit.

Return of Purchase Payment Death Benefit. Most contracts provide a guaranteed death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death. For those Contracts, the guaranteed death benefit is the greater of:

•	Your Account Value on the day that Customer Service receives proof of death and a request for payment in Good Order plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
•	The sum of Purchase Payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

For example, if (a) the Account Value were $100,000 and (b) the sum of payments was $120,000 and (c) there had been no withdrawals and no premium tax and (d) there was an outstanding loan equal to $10,000, then the death benefit amount would equal $120,000 less $10,000 or $110,000.

In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See the Contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation Account.

There is no additional fee associated with the Return of Purchase Payment Death Benefit Option.

Any advisory fee deducted reduces each of the Account Value and the sum of Purchase Payments on a dollar-for-dollar cash basis, and thus reduces the amount of this death benefit.

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Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS” for additional information.

CONTRACT PURCHASE AND PARTICIPATION

Purchasing the Contract

To purchase the Contract:

•	The Contract Holder submits the required forms and application to the Company; and
•	We approve the forms and issue a Contract to the Contract Holder.

Participating in the Contract

To participate in the Contract:

•	We provide you with enrollment materials for completion and return to us, which may be completed electronically where available (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the Contract Holder); and
•	If your enrollment materials are, complete and in Good Order, we establish one or more account for you. Under certain plans, we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 401(k), Roth 403(b), and Roth 457 accounts.

Acceptance or Rejection

We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying Purchase Payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold Purchase Payments for longer periods with the permission of the Contract Holder. If we agree to do this, the Purchase Payments remain in a non-interest-bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any Purchase Payments.

Methods of Purchase Payment

The Contract may allow one or more of the following Purchase Payment methods:

•	Lump-sum payments: A one-time payment to your account in the form of a transfer from a previous plan; and/or
•	Installment payments: More than one payment made over time to your account.

The plans and the Contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. For information about these rules or restrictions, please refer to your certificate/enrollment materials or the Contract (held by the Contract Holder).

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Contributions to Roth 401(k), Roth 403(b) or Roth 457(b) accounts must be made by after-tax salary reduction, exchange or rollover payments (to the extent allowed by the Contract) pad to us on your behalf, as permitted by the Tax Code and the plan. Under some Contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts, where each account will have its own early withdrawals charge schedule. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Contributions” and “CHARGES AND FEES - Transaction Fees - Early Withdrawal Charge.”

Allocation of Purchase Payments

The Contract Holder or you, if the Contract Holder permits, direct us to allocate initial Purchase Payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future Purchase Payments or transfers of existing balances among investment options may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “THE Investment Options.”

Transferred Asset Benefit Option

The Company may provide a transferred asset benefit (“TAB”) option to the Contract Holder in connection with the purchase of the Contract in order to help defray charges that may apply when assets are transferred from another financial provider. If this option is selected, the Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company. The TAB will be allocated pursuant to directions received from the Contract Holder, after the expiration of the applicable state free-look period.

In the event that the Contract Holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), and a reduction in the Fixed Plus Account II or the Fixed Plus Account II A interest credited rate not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), which will apply to all participants under the Contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the Contract begins after the TAB is allocated to the Contract, you will be subject to the transferred asset benefit charge and decrease in the interest credited rate even though you did not receive any of the TAB. The transferred asset benefit charge and decrease in the interest credited rate will apply for a period not to exceed seven contract years, and will not, over the period of time that the TAB charge and decreased interest rate is in effect, exceed the TAB percentage applied to the Contract (i.e. if a 4.0% TAB is credited to the Contract, the aggregate transferred asset benefit charge and reduction to the Fixed Plus Account II or the Fixed Plus Account II A credited interest rate will not exceed 4.0%). In addition, an early withdrawal charge schedule will generally apply when the TAB option is elected by the Contract Holder. See “Fee Table.”

Transfer Credits

The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. The benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract. See “THE CONTRACT - Contract Provisions and Limitations - Transfer Credits.”

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Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL TAX CONSIDERATIONS.”

Other Products

We and our affiliates offer various other products with different features and terms than the Contracts described in this prospectus, which may offer some or all of the same Funds. These products have different benefits, fees and charges, and may offer different share classes of the Funds offered in this Contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

WITHDRAWALS

Making a Withdrawal

Subject to limitations on withdrawals from the Fixed Interest Options and other restrictions (see “Withdrawal Restrictions” in this section and “APPENDIX C” and “APPENDIX D”), the Contract Holder, or you if permitted by the plan, may withdraw all or a portion of your Account Value at any time during the Accumulation Phase.

Steps for Making a Withdrawal

The Contract Holder, or you if permitted by the plan, must:

•	Select the Withdrawal Amount:
•	Full Withdrawal: You will receive, reduced by any required tax, your Account Value allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge, maintenance fee, or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account II and/or the Fixed Plus Account II A; or
•	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees and by any applicable early withdrawal charge for amounts withdrawn from the Subaccounts or the Guaranteed Accumulation Account, and any positive or negative market value adjustments for amount withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account II and Fixed Plus Account II A may be limited.
•	Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an Account Value unless otherwise specified by you; and
•	Properly complete a disbursement form and submit it to Customer Service.

For amounts you withdraw from the Account Value allocated to the Subaccounts, we will redeem the number of Accumulation Units needed to fund the withdrawal and reduce your Account Value accordingly. For amounts you withdraw from a Fixed Interest Option, we will reduce the value of the Fixed Interest Option by the dollar amount of that portion of the withdrawal (and with respect to the Guaranteed Accumulation Account, will reflect any positive or negative market value adjustment), and will reduce your Account Value accordingly. A reduction to your Account Value due to a withdrawal results in a lesser amount available to be annuitized and a lesser death benefit (if your death benefit amount is based on your Account Value). For a description of limitations on withdrawals from the Fixed Plus Account II and Fixed Plus Account II A, please see APPENDIX C and APPENDIX D.

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Calculation of Your Withdrawal

We determine your Account Value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your Account Value either:

•	As of the next valuation date after Customer Service receives a request for withdrawal in Good Order; or
•	On such later date as specified on the disbursement form.

Delivery of Payment

Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in Good Order.

Reinstatement Privilege

The Contract allows for a one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the Contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the Subaccount Values next computed following Customer Service’s receipt of your request in Good Order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. Provided all options are available, we will reinvest in the same investment options and proportions in place at the time of withdrawal. If Fixed Plus Account II A is available under the Contract, any amounts withdrawn from the Fixed Plus Account II will be reinvested in Fixed Plus Account II A. If an investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your Plan Sponsor. If your Plan Sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See “APPENDIX B.” Talk to a tax adviser regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions

Many plans may have limits on withdrawals that may be made from the plan. Some examples of these limits are listed below:

•	Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) Contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:
•	Salary reduction contributions made after December 31, 1988; and
•	Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship;
•	403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain Contracts. See “FEDERAL TAX CONSIDERATIONS - Distributions - Eligibility - 403(b) and Roth 403(b) Plans”;
•	401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship;
•	The Contract generally requires that the Plan Sponsor or its delegate certify that you are eligible for the distribution; and
•	If you are married and covered by an ERISA plan, the Contract Holder must provide certification that Retirement Equity Act requirements have been met.
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The Tax code and/or your plan may impose other limitations on withdrawals. See “FEDERAL TAX CONSIDERATIONS - Distributions - Eligibility.

Waivers of Early Withdrawal Charge and Fixed Plus Account II or Fixed Plus Account II A Full Withdrawal Provisions

Although the Tax Code permits distributions upon a participant’s severance from employment, the Contracts do not provide for waiver of early withdrawal charges or the Fixed Plus Account II or Fixed Plus Account II A full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation, or other employer transaction does not qualify as a separation from service.

SYSTEMATIC DISTRIBUTION OPTIONS

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the Income Phase. By remaining in the Accumulation Phase, you retain certain rights and investment flexibility not available during the Income Phase. Because the account remains in the Accumulation Phase, all Accumulation Phase charges continue to apply.

Systematic Distribution Options Currently Available

These options may be exercised at any time during the Accumulation Phase of the Contract. To exercise one of these options, the Account Value must meet any minimum dollar amount and age criteria applicable to the option. To determine what systematic distribution options are available, please write or call Customer Service at 1-800-584-6001.

Systematic distribution options currently available under the Contract include the following:

•	Systematic Withdrawal Option (“SWO”) - SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining Accumulation Phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and
•	Estate Conservation Option (“ECO”) - This option allows you to maintain the account in the Accumulation Phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under this option, the Company calculates the minimum distribution amount required by law (generally at age 73 (or such other age as prescribed by Tax Code Section 401(a)(9)) or retirement, if later) and pays you that amount once a year.

Other Systematic Distribution Options

Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtain from your local representative or by contacting Customer Service.

Availability of Systematic Distribution Options

If not required under the plan, the Company may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections.

Electing a Systematic Distribution Option

The Contract Holder or you, if permitted by the plan, may elect a systematic distribution option. The Plan Sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

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Terminating a Systematic Distribution Option

Once you elect a systematic distribution option (other than accounts that are part of 457 plans Contracts issued to non-governmental, tax exempt employers), you may revoke it at any time through a written request to Customer Service. Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences

Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL TAX CONSIDERATIONS.”

LOANS

Availability

If allowed by the Contract and the plan and subject to the terms and conditions imposed by the plan and the plan’s loan agreement, participants may initiate a loan during the Accumulation Phase from their individual Account Value allocated to certain Subaccounts and Fixed Interest Options. The amount available for a loan is limited to the Vested individual Account Value attributable to participant contributions subject to any plan vesting limits as determined by the Contract Holder, plus any additional amounts allowed by the plan as determined by the Contract Holder, Amounts available from some Investment Options may be subject to limitations specified in the loan agreement. Loans are not available from a Roth 401(k) or a Roth 403(b) or, unless specifically permitted by the terms of your plan and supported by your plan’s administrator and recordkeeper, from a Roth 457(b) Contract or account (“loanable”). However, under the Contract, the Roth 457(b) account may be included in the calculation of the amount available for a loan (“lienable”) but will not be loanable. Accordingly, the amount available for a full or partial withdrawal from a Participant Roth account will not be reduced by any outstanding loan balance. Furthermore, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your Roth 457(b) account. Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices or those administrative practices of a third-party administrator selected by your Plan Sponsor. We reserve the right to deny a loan request if the participant has an outstanding loan in default.

We will transfer an amount equal to the loan, proportionately, from each of the participant’s investments to our General Account* where it will be held as collateral for the outstanding loan balance. The General Account will be credited with interest at a rate equal to the loan interest rate.

Things to Consider Before Initiating a Loan

Eligible participants should consider the following before initiating a loan:

•	Potential Loss of Investment Return and Reduction in Value under the Contract. Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts nor in the interest guarantees of the Fixed Interest Options. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid;
•	Loan Interest. Interest accrues daily and may be charged and credited on loan amounts. This interest is deposited into the participant’s individual account each time a loan repayment is received. The difference between the rate charged and the rate credited on loans is called the Loan Interest Rate Spread. If applied, the Loan Interest Rate Spread is generally 2.5%. For example, if the current interest rate charged on a loan is 6.0% and the Loan Interest Rate Spread is 2.5%, the amount of interest credited is 3.5%. The Loan Interest Rate Spread is retained by the Company. We reserve the right to apply a Loan Interest Rate Spread of between 0.0% and up to 3.0%;
•	Loan Initiation Fee. Loans that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. For loans with a 0.0% Loan Interest Rate Spread issued prior to May 1, 2022, this fee will not exceed $100 per loan. For loans with a 0.0% Loan Interest Rate Spread issued on or after May 1, 2022, this fee will not exceed $125 per loan.

*	In the Contract we use the term “Loan Account” to describe the account where amounts equal to the outstanding loan balance are held as collateral.
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The loan initiation fee will be deducted from the Vested individual Account Value during the first month of the loan period. We reserve the right to change the fee charged for the loan initiation, but not to exceed the stated maximums; and
•	Annual Loan Administration Fee. Loans issued on or after May 1, 2022, that have a 0.0% Loan Interest Rate Spread may also be subject to an annual loan administration fee (in addition to a loan initiation fee). The annual loan administration fee may apply to each outstanding loan and, if applied, will be deducted from the Vested individual Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50.

For information about whether the Loan Interest Rate Spread, the loan initiation fee or the annual loan maintenance fee is applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Requests

If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to Customer Service. Read the terms of the loan agreement before submitting any request.

Repayment and Default on Loans

Loans may be repaid as described in the loan agreement, including paid in full at any time. Generally, on the day Customer Services receives a loan repayment in Good Order, the loan repayment will be allocated among the investment options according to the most recent allocation instructions we have on file. If we do not receive a loan repayment when due, the entire outstanding loan balance will be considered in default.

To the extent that a loan remains in default and is not repaid in a timely manner as prescribed by Tax Code Section 72(p) and applicable regulations, the entire outstanding balance, including accrued interest will be reported as a taxable distribution on IRS Form 1099. The distribution may also be subject to tax penalties under Tax Code Section 72(t). To the extent a loan which has been reported as a distribution remains unpaid, it will continue to count against your future loan availability. The Loan Interest Rate Spread, if applicable, will continue to accrue until the loan is offset or you have a distributable event. Additionally, certain other tax rules apply to distributions from the Contract. See “FEDERAL TAX CONSIDERATIONS - Distributions - General” for additional information.

FEDERAL TAX CONSIDERATIONS

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your tax position (or the tax position of the Beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;
•	This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
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•	We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (“Qualified Contracts”). Qualified Contracts are designed for use by individuals and/or employers whose Purchase Payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(b) or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

Roth Accounts. Tax Code Section 402A allows employees of employers offering 401(k) plans, employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the Contract is issued, we will set up one or more accounts for you under the Contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•	401(a), 401(k) and Roth 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account, which provides for tax-free distributions, subject to certain restrictions;
•	403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations and public schools to contribute after-tax salary contributions to a Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions; and
•	457 and Roth 457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be a 457(b) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account. The Tax Code also allows employees of governmental 457(b) Plan employers to contribution after-tax salary contributions to a Roth 457(b) account, which provides for tax-free distributions, subject to certain restrictions.
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The Company may offer or have offered the Contract for use with certain other types of qualified plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the Contract, shares of certain Funds are also offered for sale directly to the general public. These Funds are identified in APPENDIX A. In order to qualify for favorable tax treatment under Tax Code Section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it would treat a contract as an annuity for federal income tax purposes under Tax Code Section 403(b), notwithstanding that contract Purchase Payments are invested at the Contract Owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid by the Contract Holder’s employer into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code Section 401(a) or 403(b)(7)(A). We believe that the Contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a tax and/or legal adviser before electing to invest in a Fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 was issued before 403(b) plans could offer a Roth contribution feature. However, we believe that this analysis should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code Section 403(b). You should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers and 457(f) plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. In addition, benefits under a 457(f) plan are generally taxable to an employee in the first year in which there is no “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that the individual’s right to receive deferred compensation is dependent upon the performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their Beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of Qualified Contracts vary according to the type of qualified Contract, the specific terms and conditions of the qualified Contract, and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on Income Phase (i.e., annuity) payments from a qualified Contract, depends on the type of qualified Contract or program as well as your particular facts and circumstances and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Other specified circumstances.
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Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract Owners, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and program to the extent such terms contradict the language of the contract unless we consent in writing.

Contract Owners, sponsoring employers, participants, Annuitants, and Beneficiaries generally are responsible for determining that contributions, distributions, and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a Qualified Contract.

401(a), 401(k), Roth 401(k), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $70,000 (as indexed for 2025). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b), or Roth 403(b) plan to generally no more than $23,500 (as indexed for 2025). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, Purchase Payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $23,500 (as indexed for 2025). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

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Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), governmental 457(b) or governmental Roth 457(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•	$7,500; or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

The Catch-Up Contributions for individuals who attain age 60, 61, 62, or 63 in 2025 is $11,250.

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of: (a) twice the deferral limit ($46,000); or (b) the basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the Special 457 Catch-up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

Distributions - General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a contract including withdrawals, Income Phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated Beneficiary or for a specified period of ten years or more;
•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal; or
•	Otherwise not recognized under applicable regulations as eligible for rollover.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), Roth 401(k), 403(b) or Roth 403(b) plan (collectively, “qualified plans”), and taxable amounts from a governmental 457(b) or Roth 457(b) plan that are attributable to amounts transferred from a qualified plan.

Exceptions to the 10% additional tax may apply if:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your Beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is a qualified birth or adoption distribution;
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•	The distribution is eligible for penalty relief extended to victims of certain natural disasters;
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);
•	You have separated from service with the plan sponsor at or after age 55;
•	You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;
•	The distribution is made to a terminally ill individual;
•	The distribution is an eligible distribution to an eligible domestic abuse victim; or
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b). A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) or a Roth 457(b) account and earnings credited on those Purchase Payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k), Roth 403(b) or a Roth 457(b) account is defined as a distribution that meets the following two requirements:

•	The distribution occurs after the five-year taxable period measured from the earlier of:
•	The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;
•	If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
•	The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND
•	The distribution occurs after you attain age 59½, die with payment being made to your beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated beneficiary.

Distributions - Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur upon:

•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 59½; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

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401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, generally may occur upon:

•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	The birth or adoption of a child;
•	Financial hardship (for 2018 and earlier, contributions only, not earnings); or
•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations, or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Subject to the terms of your 403(b) or Roth 403(b) plan, distribution of certain salary reduction contributions and earnings generally may occur only upon:

•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	The birth or adoption of a child;
•	Financial hardship (contributions only, not earnings);
•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations, or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request, we generally are required to confirm with your 403(b) plan sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may generally not be made available to you earlier than:

•	The calendar year you attain age 59½;
•	When you experience a severance from employment; or
•	When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan if the total amount payable to the participant does not exceed $5,000 ($7,000 beginning January 1, 2024), no amounts have been deferred by the participant during the two-year period ending on the date of distribution, and there have been no such prior in-service distributions.

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Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.

The following discussion is general, and the details of the required minimum distribution rules are extremely complex. Consult a tax advisor for additional information.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 73 (or such other age as prescribed by Tax Code Section 401(a)(9)) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•	Under 401(a), 401(k), Roth 401(k), 403(b) and Roth 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 73 (or such other age as prescribed by Tax Code Section 401(a)(9)); or
•	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986, balance.

Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated Beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before Income Phase payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If Income Phase payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

25% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 25% excise tax is imposed on the required amount that was not distributed. This is reduced to 10% if the shortfall is corrected within two years. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

Upon your death, any remaining interest in a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b), or Roth 457(b) plan must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your Contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

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Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated beneficiary is an eligible designated beneficiary (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated beneficiary’s death. Hence, this ten-year rule generally will apply to a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee who died prior to 2020.

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It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your Beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The IRS and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Withholding

Taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), Governmental 457(b) and Roth 457(b) Plans of Governmental Employers. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

Non-resident Aliens. If you or your designated Beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

In-Plan Roth Rollovers

Tax Code Section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

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If permitted under the plan for which the Contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those Purchase Payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the Contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Your beneficial interest in the Contract may not be assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);
•	The Company as collateral for a loan; or
•	The enforcement of a federal income tax lien or levy.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.

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Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The federal estate tax, gift tax, and GST tax exemptions and maximum rates may be adjusted each year. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings, and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the Separate Account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the Separate Account. In this case, we may impose a charge against a separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the Separate Account, including from your Contract value invested in the Subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits through to the holders of the Separate Account because (1) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law; and (2) we do not currently include Company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

OTHER TOPICS

Right to Cancel

When and How to Cancel. If the Contract Holder chooses to cancel a Contract, we must receive the Contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the Contract Holder’s receipt of the Contract.

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If you wish to cancel participation in the Contract and are allowed to do so under the Contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within ten days after you receive confirmation of your participation in the Contract.

Refunds. We will produce a refund no later than seven calendar days after Customer Service receives the required documents and written notice in Good Order. The refund will equal amounts contributed to the Contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any daily asset charges, subaccount administrative adjustment charges or transferred asset benefit charges deducted during the period you held the Contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the Investor bears any investment risk.

Contract Distribution

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sell the Contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the Contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Holders or the Separate Account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation, and other sales expenses paid to distributors through fees and charges imposed under the Contracts.

Compensation Arrangements. Registered representatives install and service Contracts, provide product explanations, and periodically review participants’ retirement needs as well as the investment options available under the Contract. To permit these representatives to balance the needs of their clients with their own business operations, the Company provides them with a range of commission options to choose from.

Registered Representatives who offer and sell the Contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 3%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 2% may be paid on recurring payments up to the amount of the maximum of prior year’s payments, and commissions of up to 3% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2% on transferred assets and an asset-based commission ranging up to 0.50%. Individual representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 3% of total premium payments. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company.

The level of commission paid on a particular Contract affects the level of charges under the Contract, including the daily asset charge and the applicability of an early withdrawal charge schedule. Because your registered representative may select the level of compensation he or she receives in connection with the sale of the Contract, he or she may have a financial incentive to recommend this Contract over other contracts. You should discuss with your registered representative the level of compensation he or she will choose in connection with the sale of this Contract and how that compensation

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may compare with compensation available under other products or contracts your registered representative feels may be suitable for you. For more information about the compensation options available to your registered representative and how they impact the daily asset charge under your contract, see the “Offering and Purchase of Contracts” section of the SAI.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors and may be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with Purchase Payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company, or its affiliates (“affiliated funds”) are selected by a Contract Holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in Funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the Contracts, or if the overall amount of investments in the Contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of Purchase Payments received under the Contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new Contracts or retain existing Contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of Contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling Contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances that may be based on the percentages of Purchase Payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of Purchase Payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contracts.

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The following is a list of the top 25 distributors that, during 2024, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•    LPL Financial Corporation;

•    Morgan Stanley Smith Barney LLC;

•    Cetera Advisor Networks LLC;

•    Northwestern Mutual Investment Service;

•    Osaic Wealth, Inc.;

•    Ameriprise Financial Services, Inc.;

•    Lincoln Investment Planning Inc;

•    Kestra Investment Services, LLC;

•    Park Avenue Securities, LLC;

•    Osaic FA, Inc.

•    Woodbury Financial Services Inc.;

•    Securities America

•    NYLIFE Securities LLC;

•    Allstate Financial Services LLC;

•    Cambridge Investment Research Inc.;

•    USI Securities Inc.;

•    Cetera Advisors LLC;

•    American Portfolios Financial Services;

•    Cuso Financial Services;

•    PFS Investments Inc.;

•    RBC Capital Markets LLC;

•    Cetera Advisors LLC;

•    Packerland Brokerage Services

•    TransAmerica Financial Advisors, Inc.

•    Concourse Financial Group Securities;

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative, along with the ability of the registered representative to select from various compensation options, may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents, and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

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Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, Beneficiaries, and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their Beneficiaries’ and other payees’ information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the Subaccount’s assets; and
•	During any other period, the SEC may by order permit for the protection of investors.

The conditions under which restricted trading, or an emergency exists shall be determined by the rules and regulations of the SEC.

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Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Voya Financial Partners, LLC’s ability to distribute the Contract or upon the Separate Account.

•	Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants may seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.
•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the (“SAI”). To request a free SAI, please contact Customer Service at 1-800-584-6001.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K216. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects the fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital.	AB Relative Value Fund (Class A)[1] Investment Adviser: AllianceBernstein L.P.	0.90%	0.20%	1.10%	12.68%	9.48%	9.31%
Seeks long-term capital appreciation.	Alger Capital Appreciation Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.28%	0.10%	1.38%	49.70%	17.64%	15.30%
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.09%	0.10%	1.19%	25.94%	14.92%	13.40%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)[1] Investment Adviser: Saturna Capital Corporation	0.87%	0.25%	1.12%	15.75%	15.42%	14.46%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares)[2] Investment Adviser: Saturna Capital Corporation	1.02%	0.25%	1.27%	12.88%	10.31%	9.62%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[2] Investment Adviser: American Century Investment Management, Inc.	0.54%	0.35%	0.89%	1.68%	1.52%	1.82%
Seeks to provide (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.	American Funds® - American Balanced Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	0.89%	N/A	N/A	14.57%	7.77%	7.77%
Seeks to provide long-term growth of capital while providing current income.	American Funds® - Capital World Growth and Income Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	1.06%	N/A	N/A	13.53%	8.21%	7.87%
Seeks to provide long-term growth of capital.	American Funds® - EuroPacific Growth Fund® (Class R3)[2] Investment Adviser: Capital Research and Management CompanySM	1.12%	N/A	N/A	4.36%	3.27%	4.98%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to achieve long-term growth of capital and income.	American Funds® - Fundamental Investors® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.93%	N/A	N/A	22.63%	12.31%	11.63%
Seeks to provide long-term growth of capital. However future income will remain a consideration in the management of the Fund.	American Funds® - New Perspective Fund® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	1.06%	N/A	N/A	16.39%	10.75%	10.75%
Seeks to provide growth of capital.	American Funds® - The Growth Fund of America® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.94%	N/A	N/A	28.02%	14.58%	13.29%
Seeks to provide current income while secondarily striving for capital growth.	American Funds® - The Income Fund of America® (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.91%	N/A	N/A	10.52%	6.22%	6.34%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® - Washington Mutual Investors FundSM (Class R3)[3] Investment Adviser: Capital Research and Management CompanySM	0.91%	N/A	N/A	18.57%	11.68%	10.96%
Seeks long-term capital appreciation.	Ariel Appreciation Fund (Investor Class)[3] Investment Adviser: Ariel Investments, LLC	1.13%	0.35%	1.48%	6.30%	6.83%	6.13%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[3]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)[4] Investment Adviser: Ariel Investments, LLC	0.99%	0.35%	1.34%	11.79%	8.56%	7.62%
Seeks maximum long– term capital growth.	Artisan International Fund (Investor Class)[4] Investment Adviser: Artisan Partners Limited Partnership	1.19%	0.25%	1.44%	10.64%	3.58%	4.56%
Seeks long-term total return and current income.	BlackRock Equity Dividend Fund (Investor A)[4] Investment Adviser: BlackRock Advisors, LLC	0.94%	0.10%	1.04%	9.55%	7.98%	8.81%
Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)[4] Investment Adviser: BlackRock Advisors, LLC	1.00%	0.10%	1.10%	9.11%	9.59%	8.59%
Seeks long-term capital appreciation.	Columbia Acorn® Fund (Class A)[4] Investment Adviser: Columbia Wanger Asset Management, LLC	1.08%	0.20%	1.28%	14.15%	5.18%	7.59%
Seeks to provide shareholders with high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia High Yield Bond Fund (Class S)***,4 Investment Adviser: Columbia Management Investment Advisers, LLC	0.73%	N/A	N/A	6.95%	3.28%	4.30%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective October 4, 2024, the Columbia High Yield Bond Fund (Advisor Class) converted to the Columbia High Yield Bond Fund (Institutional Class) and exchanged it to the Columbia High Yield Bond Fund (Class S).
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide shareholders with a high level of current income and as a secondary objective, steady growth of capital.	Columbia Large Cap Value Fund (Institutional Class)***,[5] Investment Adviser: Columbia Management Investment Advisers, LLC	0.72%	N/A	N/A	15.78%	9.61%	9.21%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A)[5] Investment Adviser: Columbia Management Investment Advisers, LLC	1.15%	0.20%	1.35%	12.86%	9.62%	8.22%
Seeks long-term growth of principal and income.	Dodge & Cox International Stock Fund (Class I)[5,6] Investment Adviser: Dodge & Cox	0.62%	0.50%	1.12%	3.80%	5.06%	4.37%
Seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.	Dodge & Cox Stock Fund (Class I)[6] Investment Adviser: Dodge & Cox	0.51%	0.50%	1.01%	14.51%	11.99%	10.85%
Seeks total return.	Eaton Vance Large-Cap Value Fund (Class R)[5,7] Investment Adviser: Boston Management and Research (BMR), a subsidiary of Eaton Vance Management. Investment adviser to the Large-Cap Value Portfolio	1.28%	N/A	N/A	11.20%	7.99%	8.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective October 4, 2024, the Columbia High Yield Bond Fund (Advisor Class) converted to the Columbia High Yield Bond Fund (Institutional Class) and exchanged it to the Columbia High Yield Bond Fund (Class S).
[5]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[6]	Dodge & Cox International Stock Fund is only available to plans offering the Fund prior to January 16, 2015.
[7]	Eaton Vance Large-Cap Value Fund invests all of its investable assets in interests in Large-Cap Value Portfolio, which has the same investment objective and policies as the Fund.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks capital appreciation.	Fidelity Advisor® New Insights Fund (Class I)[8] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.40%	0.40%	0.80%	35.22%	15.66%	13.68%
Seeks a high level of current income. The Fund may also seek capital appreciation.	Fidelity Advisor® Strategic Income Fund (Class A)[8] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.96%	N/A	N/A	5.68%	2.59%	3.44%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[8]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	0.40%	0.96%	33.79%	17.04%	13.62%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	0.40%	0.87%	15.35%	10.08%	9.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.58%	0.40%	0.98%	30.39%	18.93%	16.63%
Seeks capital appreciation.	Franklin Mutual Global Discovery Fund (Class R)[9] Investment Adviser: Franklin Mutual Advisers, LLC	1.46%	N/A	N/A	4.32%	6.09%	5.74%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[10] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	0.20%	1.11%	11.71%	8.36%	8.17%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth Fund (Class A)[9] Investment Adviser: Franklin Advisers, Inc.	0.86%	0.20%	1.06%	11.36%	9.99%	9.66%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[10]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class) Investment Adviser: Impax Asset Management LLC	0.92%	0.20%	1.12%	7.50%	6.38%	6.52%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)[11,12] Investment Adviser: Invesco Advisers, Inc.	1.26%	0.15%	1.41%	-1.39%	-2.31%	1.84%
Seeks capital appreciation.	Invesco Discovery Large Cap Fund (Class A)***,[11] Investment Adviser: Invesco Advisers, Inc.	1.21%	0.15%	1.36%	33.63%	15.53%	12.73%
Seeks capital appreciation.	Invesco Gold & Special Minerals Fund (Class A)[11] Investment Adviser: Invesco Advisers, Inc.	1.10%	0.15%	1.25%	13.06%	5.74%	8.45%
Seeks long-term growth of capital.	Invesco HealthCare Fund (Investor Class)[11] Investment Adviser: Invesco Advisers, Inc.	1.06%	0.15%	1.21%	3.97%	3.53%	5.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective December 20, 2024, the Invesco Capital Appreciation Fund changed its name to Invesco Discovery Large Cap Fund.
[11]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[12]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks total return.	Invesco International Bond Fund (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.05%	0.15%	1.20%	1.93%	-1.38%	0.85%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.06%	0.15%	1.21%	17.07%	9.04%	7.99%
Seeks long-term growth of capital.	Invesco Small Cap Value Fund (Class A)[13] Investment Adviser: Invesco Advisers, Inc.	1.12%	0.20%	1.32%	24.53%	19.29%	11.76%
Seeks long-term capital appreciation.	Lazard Emerging Markets Equity Portfolio (Open Shares)[13,14] Investment Adviser: Lazard Asset Management LLC	1.34%	0.20%	1.54%	7.35%	3.12%	3.21%
Seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Fund (Class R4) Investment Adviser: Lord, Abbett & Co. LLC	0.89%	N/A	N/A	6.75%	1.98%	3.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[13]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[14]	The Lazard Emerging Markets Equity Portfolio is only available to plans offering the portfolio prior to July 19, 2010.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to deliver current income and the opportunity for capital appreciation by investing primarily in U.S. investment grade corporate, government, and mortgage- and asset-backed securities.	Lord Abbett Core Fixed Income Fund (Class A)[15,16] Investment Adviser: Lord, Abbett & Co. LLC	0.56%	0.20%	0.76%	2.01%	-0.10%	1.21%
Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.	Lord Abbett Developing Growth Fund (Class A)[15] Investment Adviser: Lord, Abbett & Co. LLC	0.94%	0.20%	1.14%	21.89%	7.26%	8.53%
Seeks to deliver long-term growth of capital by investing primarily in stocks of U.S. companies.	Lord Abbett Fundamental Equity Fund (Class A)[15] Investment Adviser: Lord, Abbett & Co. LLC	0.94%	0.20%	1.14%	20.59%	10.34%	8.81%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Mid Cap Stock Fund (Class A)[15,17] Investment Adviser: Lord, Abbett & Co. LLC	1.03%	0.20%	1.23%	15.05%	9.37%	7.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[15]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[16]	The Lord Abbett Core Fixed Income Fund is only available to plans offering the Fund prior to December 31, 2015.
[17]	The Lord Abbett Mid Cap Stock Fund is only available to plans offering the Fund prior to September 1, 2005.
PRO.109860-25	74

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.	Lord Abbett Small-Cap Value Fund (Class A)[18,19] Investment Adviser: Lord, Abbett & Co. LLC	1.19%	0.20%	1.39%	12.85%	6.80%	6.42%
Seeks total return.	NYLI CBRE Real Estate Fund (Class A)***,[18] Investment Adviser: New York Life Investment Management LLC Subadviser: CBRE Investment Management	1.18%	N/A	N/A	1.52%	3.19%	4.35%
Seeks long-term growth of capital.	NYLI Winslow Large Cap Growth Fund (Class R3)****,[18] Investment Adviser: New York Life Investment Management LLC Subadviser: Winslow Capital Management, Inc.	1.33%	N/A	N/A	28.93%	16.25%	14.64%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective August 28, 2024, the MainStay CBRE Real Estate Fund (Class A) changed its name to the NYLI CBRE Real Estate Fund (Class A).
****	Effective August 28, 2024, the MainStay Winslow Large Cap Growth (Class R3) Fund changed its name to the NYLI Winslow Large Cap Growth Fund (Class R3).
[18]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[19]	The Lord Abbett Small-Cap Value Fund are only available to plans offering these Funds prior to September 1, 2005.
PRO.109860-25	75

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks capital appreciation.	Massachusetts Investors Growth Stock Fund (Class A)[20] Investment Adviser: Massachusetts Financial Services Company	0.71%	0.25%	0.96%	16.33%	12.49%	13.24%
Seeks growth of capital.	Neuberger Berman Genesis Fund® (Trust Class)[20] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.09%	0.35%	1.44%	8.92%	8.36%	9.42%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[20,21] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.06%	0.35%	1.41%	27.93%	14.07%	11.43%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Fund (Class A) Investment Adviser: Pacific Investment Management Company LLC	1.23%	N/A	N/A	5.01%	2.49%	3.86%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	0.25%	1.09%	2.13%	1.93%	2.16%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[20]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[21]	The Neuberger Berman Sustainable Equity Fund is closed to new retirement plans.
PRO.109860-25	76

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield Fund (Class A)***,22 Investment Adviser: Amundi Asset Management US, Inc.	1.11%	0.20%	1.31%	8.37%	3.06%	4.14%
Seeks a high level of current income.	Pioneer Strategic Income Fund (Class A)***,22 Investment Adviser: Amundi Asset Management US, Inc.	1.11%	0.20%	1.31%	4.32%	1.46%	2.63%
Seeks long-term growth of capital and current income.	Royce Small-Cap Total Return Fund (Service Class)[22] Investment Adviser: Royce	1.53%	0.35%	1.88%	9.69%	8.82%	7.99%
Seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.	T. Rowe Price Mid-Cap Value Fund (Class R)[22,23] Investment Adviser: T. Rowe Price Associates, Inc.	1.35%	N/A	N/A	15.69%	12.03%	9.44%
Seeks long-term capital growth.	Templeton Foreign Fund (Class A)[22] Investment Adviser: Templeton Global Advisors Limited	1.10%	0.20%	1.30%	-2.48%	3.35%	3.19%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).
[22]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[23]	The T. Rowe Price Mid-Cap Value Fund is only available to plans offering the Fund prior to February 25, 2005.

PRO.109860-25	77

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital.	The Hartford International Opportunities Fund (Class R4)[24,25] Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	1.11%	0.10%	1.21%	8.09%	4.91%	5.06%
Seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.	Thornburg International Equity Fund (Class R4)[24] Investment Adviser: Thornburg Investment Management, Inc. (“Thornburg”)	1.16%	0.10%	1.26%	11.27%	7.02%	6.44%
Seeks long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio[24,26] Investment Adviser: Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), Lazard Asset Management LLC (Lazard)	0.29%	0.60%	0.89%	14.89%	12.24%	9.76%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[24]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[25]	The Hartford International Opportunities Fund is closed to new retirement plans.
[26]	Vanguard is a trademark of The Vanguard Group, Inc.
PRO.109860-25	78

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio[27,28] Investment Adviser: Wellington Management Company LLP (Wellington Management, The Vanguard Group, Inc. (Vanguard)	0.27%	0.60%	0.87%	15.05%	9.87%	9.97%
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio[27,28] Investment Adviser: ArrowMark Partners, Vanguard Quantitative Equity Group	0.29%	0.60%	0.89%	11.38%	6.96%	8.66%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[27,29] Investment Adviser: Victory Capital Management Inc.	0.90%	0.10%	1.00%	9.87%	10.72%	10.42%
Seeks to provide capital appreciation.	Victory Sycamore Small Company Opportunity Fund (Class R) Investment Adviser: Victory Capital Management Inc.	1.46%	0.60%	2.06%	4.95%	7.08%	8.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[27]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[28]	Vanguard is a trademark of The Vanguard Group, Inc.
[29]	The Victory Sycamore Established Value Fund is closed to new retirement investors. The Fund will continue to be available for investment by existing investors and through retirement plans that currently offer the Fund.
PRO.109860-25	79

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	Virtus NFJ Dividend Value Fund (Class A)[30] Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group, LLC	1.02%	0.20%	1.22%	4.94%	6.22%	6.38%
Seeks long-term growth of capital and income.	Virtus NFJ Small-Cap Value Fund (Class A)[30] Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group, LLC	1.17%	0.20%	1.37%	5.65%	5.23%	4.81%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	0.25%	0.86%	13.00%	4.23%	5.27%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	N/A	N/A	-1.22%	-2.48%	0.28%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Balanced Portfolio (Class I) merged into the Voya Balanced Income Portfolio (Class I).
[30]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
PRO.109860-25	80

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	0.25%	1.00%	9.31%	7.80%	9.02%
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[31] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	N/A	N/A	1.49%	-0.45%	0.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[31]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
PRO.109860-25	81

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[32] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	0.50%	0.93%	4.95%	2.28%	1.57%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[33] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	0.35%	1.02%	23.85%	15.28%	12.56%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[32]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[33]	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.

PRO.109860-25	82

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class S)[34] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	0.10%	1.02%	23.56%	14.98%	12.27%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	0.10%	0.82%	7.30%	3.13%	4.50%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	0.40%	0.95%	25.20%	13.87%	12.39%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	0.40%	1.00%	9.91%	8.69%	15.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[34]	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Growth and Income Portfolio II (Class S) as of August 7, 2009.
PRO.109860-25	83

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	0.40%	1.00%	8.69%	8.38%	8.01%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class S2)[35] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	N/A	N/A	8.71%	5.13%	5.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[35]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
PRO.109860-25	84

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio (Class S2)[36,37] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.63%	N/A	N/A	10.00%	5.94%	6.43%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[36]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[37]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
PRO.109860-25	85

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S2)[38] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	N/A	N/A	11.77%	6.73%	6.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[38]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
PRO.109860-25	86

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio (Class S2)[39,40] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	N/A	N/A	13.11%	7.88%	7.67%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[39]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[40]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
PRO.109860-25	87

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S2)[41] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.63%	N/A	N/A	14.35%	8.51%	8.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[41]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
PRO.109860-25	88

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S2)[42,43] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.83%	8.55%	8.13%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[42]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[43]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
PRO.109860-25	89

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S2)[44] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.90%	8.62%	8.14%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[44]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
PRO.109860-25	90

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio (Class S2)[45,46] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	14.96%	8.71%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[45]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[46]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
PRO.109860-25	91

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class S2)[47,48] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	N/A	N/A	15.03%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S2)[47] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	N/A	N/A	6.49%	3.36%	3.76%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[47]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[48]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
PRO.109860-25	92

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk.	Voya Intermediate Bond Fund (Class A)[49] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	N/A	N/A	2.50%	-0.13%	1.64%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	0.35%	0.90%	2.82%	0.17%	1.97%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class S)[50] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.99%	N/A	N/A	7.09%	4.31%	3.85%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[49]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[50]	This Fund employs a managed volatility strategy. See “INVESTMENT OPTIONS - The Variable Investment Options - Funds With Managed Volatility Strategies” for more information.
PRO.109860-25	93

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	0.25%	0.71%	3.03%	4.39%	4.95%
A non-diversified Fund that seeks long-term capital appreciation.	Voya Large-Cap Growth Fund (Class A)[51] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	N/A	N/A	34.62%	14.87%	13.91%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)[52] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	N/A	N/A	34.80%	15.11%	14.26%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[51]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[52]	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.
PRO.109860-25	94

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	N/A	N/A	34.53%	14.82%	13.97%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class A)[53] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%	N/A	N/A	16.52%	11.11%	8.99%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)[54] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	N/A	N/A	17.06%	11.70%	9.50%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[53]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[54]	This Fund is only available to those Contracts that were offering the ING Pioneer Equity Income Portfolio (Class I) and/or the Pioneer Mid Cap Value VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the Contract.
PRO.109860-25	95

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.94%	0.35%	1.29%	16.89%	11.40%	9.22%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	0.15%	0.90%	15.91%	11.16%	10.60%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class A)[55] Investment Adviser: Voya Investments, LLC Subadviser: Acadian Asset Management LLC and Victory Capital Management Inc.	1.53%	N/A	N/A	5.56%	5.45%	6.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[55]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
PRO.109860-25	96

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	N/A	N/A	34.26%	19.70%	17.26%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	0.25%	0.61%	26.95%	15.31%	13.63%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.59%	N/A	N/A	14.66%	8.11%	8.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
PRO.109860-25	97

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	0.25%	0.65%	14.90%	9.53%	9.22%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	0.25%	0.70%	11.13%	7.05%	7.51%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	N/A	N/A	10.56%	6.97%	7.42%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
PRO.109860-25	98

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	0.20%	1.06%	18.90%	7.90%	7.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S2)[56] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.12%	N/A	N/A	8.44%	4.92%	5.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[56]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
PRO.109860-25	99

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class S2)[57,58] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.12%	N/A	N/A	10.11%	5.98%	6.40%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[57]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[58]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
PRO.109860-25	100

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S2)[59] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.21%	N/A	N/A	11.68%	6.77%	6.87%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[59]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
PRO.109860-25	101

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal.	Voya Solution 2040 Portfolio (Class S2)[60,61] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.13%	N/A	N/A	13.12%	7.87%	7.61%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[60]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[61]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
PRO.109860-25	102

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S2)[62] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.15%	N/A	N/A	14.13%	8.38%	7.75%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[62]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
PRO.109860-25	103

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class S2)[63,64] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	N/A	N/A	15.18%	8.91%	8.40%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[63]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[64]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
PRO.109860-25	104

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal.	Voya Solution 2055 Portfolio (Class S2)[65] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.90%	8.51%	7.87%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[65]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
PRO.109860-25	105

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class S2)[66,67] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.90%	8.44%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[66]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[67]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
PRO.109860-25	106

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S2)[68,69] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	N/A	N/A	14.99%	N/A	N/A
Seeks to provide capital appreciation.	Voya Solution Aggressive Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	0.15%	1.04%	17.47%	9.74%	8.75%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
[68]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[69]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.
PRO.109860-25	107

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Solution Balanced Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	0.15%	0.95%	12.66%	6.89%	6.71%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Solution Conservative Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	0.15%	0.81%	6.62%	3.29%	3.91%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S2)[70] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.08%	N/A	N/A	6.06%	3.36%	3.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I)
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I) merged into the Voya Solution Conservative Portfolio (Class I).
[70]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
PRO.109860-25	108

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	0.25%	0.61%	0.80%	-0.65%	1.01%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	N/A	N/A	8.02%	7.89%	8.28%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	N/A	N/A	4.66%	8.03%	9.87%
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	1.00%	0.10%	1.10%	4.30%	4.24%	5.10%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
PRO.109860-25	109

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%	N/A	N/A	23.07%	14.71%	12.56%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.18%	N/A	N/A	11.27%	9.91%	7.76%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	N/A	N/A	14.70%	11.29%	9.33%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%	N/A	N/A	11.71%	8.04%	7.07%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
PRO.109860-25	110

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	0.10%	0.96%	16.15%	10.27%	8.83%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	0.10%	1.54%	1.92%	-0.77%	3.70%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)[71] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	N/A	N/A	14.04%	8.39%	7.68%
Seeks capital growth over the long-term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	0.10%	1.23%	10.74%	7.06%	7.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[71]	The VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to February 7, 2014.
PRO.109860-25	111

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	0.10%	0.99%	12.49%	10.35%	10.35%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)[72] Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	N/A	N/A	23.92%	11.22%	11.94%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	N/A	N/A	23.45%	10.92%	11.65%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	0.10%	0.96%	11.45%	8.28%	8.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[72]	The VY® T. Rowe Price Diversified Mid Cap Growth Portfolio is only available to plans that were offering Class I prior to November 3, 2005. Class S shares remain available for investment under the Contract.
PRO.109860-25	112

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*		CURRENT EXPENSES +	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			PLATFORM CHARGES	PLATFORM CHARGES**	1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.96%	N/A	N/A	29.35%	12.89%	13.41%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	0.20%	1.15%	14.18%	4.58%	8.12%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	0.20%	1.34%	-8.25%	-0.72%	3.07%
Seeks high current return.	Western Asset Mortgage Total Return Fund (Class A)[73] Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Western Asset Management Company, LLC	0.96%	0.05%	1.01%	3.11%	-1.00%	1.05%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	When the Subaccount Administrative Adjustment (the “platform charge”) is included, the minimum and maximum expenses associated with the Funds are 0.61% and 2.06%, respectively.
[73]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

PRO.109860-25	113

APPENDIX B: GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a Fixed Interest Option that may be available during the Accumulation Phase. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the Contracts offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus before investing in this option. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-266021. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting Customer Service. The Guaranteed Accumulation Account may not be available in all Contracts or states, and if permitted under the Contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

•	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
•	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (“Guaranteed Term”), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain Guaranteed Term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the Deposit Period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the Contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

•	Market Value Adjustment (“MVA”) as described in this appendix and in the Guaranteed Accumulation Account prospectus;
•	Tax Penalties and/or Tax withholding - See “FEDERAL Tax Considerations;”
•	Early Withdrawal Charge - See “Fees;” and/or
•	Maintenance Fee - See “Fees.”
PRO.109860-25	114

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. If you withdraw or transfer your Account Value from the Guaranteed Accumulation Account before the Guaranteed Term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:

•	If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or
•	If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The Guaranteed Term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the interest rate specified for that Guaranteed Term. We offer different Guaranteed Terms at different times. Check with your sales representative or Customer Service to learn the details about the Guaranteed Term(s) currently being offered.

In general, we offer the following guaranteed terms:

•	Short-term-three years or less; and
•	Long-term-ten years or less, but greater than three years.

At the end of a Guaranteed Term, the Contract Holder or you, if permitted may:

•	Transfer dollars to a new Guaranteed Term, if available;
•	Transfer dollars to other available investment options; or
•	Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this appendix.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among Guaranteed Terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the Contract. However, transfers may not be made during the Deposit Period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that Deposit Period. We will apply an MVA to transfers made before the end of a Guaranteed Term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the Income Phase. However, the Contract Holder or you, if permitted, may notify Customer Service at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the Subaccounts available during the Income Phase.

Loans. You cannot take a loan from your Account Value in the Guaranteed Accumulation Account. However, we include your Account Value in the Guaranteed Accumulation Account when determining the amount of your Account Value we may distribute as a loan.

PRO.109860-25	115

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current Deposit Period. The guaranteed annual interest rate, and Guaranteed Terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your Account Value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting Customer Service at 1-800-584-6001. The number assigned to the registration statement for this offering is 333-266021.

PRO.109860-25	116

APPENDIX C: FIXED PLUS ACCOUNT II

The Fixed Plus Account II is an investment option that may be available during the accumulation phase. The amount allocated to the Fixed Plus Account II is held in the Company’s General Account which supports insurance and annuity obligations. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

Additional information about this option may be found in the Contract.

General Disclosure. Interests in the Fixed Plus Account II have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Plus Account II is not registered as an investment company under the 1940 Act.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account II. If we waive these transfer limits, we reserve the right to reinstate these limits without notice. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account II for a period of up to six months or as provided by state or federal law.

Interest Rates. The Fixed Plus Account II guarantees that amounts allocated to this option will earn no less than the Guaranteed Minimum Interest Rate (“GMIR”) specified in the contract. Each calendar year (1/1 to 12/31), the Company will also set a one-year minimum guaranteed floor rate which will apply to all amounts held in the Fixed Plus Account II during that calendar year. We may credit interest at a current rate that is guaranteed not to be below either the minimum guaranteed floor rate or the GMIR. The current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims paying ability of the Company. Amounts applied to the Fixed Plus Account II will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. For information about current interest rates, please contact Customer Service at 1-800-584-6001.

Our determination of credited interest rates reflects a number of factors, which may include mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transferred asset benefit, if applicable has been selected. In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), for a period not to exceed seven years. This decrease in the credited interest rate will apply to all participants under the Contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the Contract begins after the TAB is allocated to the Contract, you will be subject to the decrease in the interest credited rate even though you did not receive any of the TAB. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising minimum interest rates during the accumulation period and also throughout the annuity payout period, if applicable.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II value as a partial withdrawal in each 12-month period. We determine the amount eligible for partial withdrawal as of the date Customer Service receives a request for partial withdrawal in Good Order. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II withdrawals, transfers, loans, or amounts applied to Income Phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

PRO.109860-25	117

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an Income Phase payment option. We also waive the 20% limit for withdrawals due to your death before Income Phase payments begin. The waiver upon death may only be exercised once and must occur within six months after your date of death. Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the Contract or certificate.

Requests for Full Withdrawals. If the Contract Holder or you, if allowed by the plan, request a full withdrawal of your Account Value, we will pay any amounts held in the Fixed Plus Account II with interest, in five annual payments equal to:

•	One-fifth of the Fixed Plus Account II value on the day the request is received in Good Order, reduced by any Fixed Plus Account II withdrawals, transfers or amounts used to fund Income Phase payments or loans made during the prior 12 months;
•	One-fourth of the remaining Fixed Plus Account II value 12 months later;
•	One-third of the remaining Fixed Plus Account II value 12 months later;
•	One-half of the remaining Fixed Plus Account II value 12 months later; and
•	The balance of the Fixed Plus Account II value 12 months later.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled, and your Fixed Plus Account installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account II five-installment payout for full withdrawals made due to one or more of the following:

•	To the election of a lifetime Income Phase payment option or a nonlifetime Income Phase payment option on a fixed basis;
•	Your death during the Accumulation Phase if the amount is paid within six months of your death;
•	When the Fixed Plus Account II value is $2,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months;
•	Due to financial hardship (or unforeseeable emergency) as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:
•	If applicable, the hardship is certified by the employer;
•	The amount is paid directly to you; and
•	The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contract during that same period;
•	Due to your separation from service with the employer, provided that all the following apply:
•	The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account II full withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;
•	Separation from service is documented in a form acceptable to us;
•	The amount withdrawn is paid directly to you; and
•	The amount paid for all partial and full withdrawals due to separation from service during the previous
12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.
PRO.109860-25	118

Additionally, we may allow other waivers of the five-installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account II to cover mortality, expense, or administrative risks. We consider these risks when determining the credited rate.

Transfers. The Contract Holder or you, if allowed by the plan, may transfer 20% of your Account Value held in the Fixed Plus Account II in each rolling 12-month period. We determine the amount eligible for transfer on the day Customer Service receives a transfer request in Good Order. We will reduce amounts allowed for transfer by any Fixed Plus Account II withdrawals, transfers, loans, or amounts applied to Income Phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II is less than or equal to $2,000. We may also waive the percentage limit on transfers depending upon the investment options selected by the Contract Holder.

If you transfer 20% of your account value held in the Fixed Plus Account II in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account II during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II value under any systematic distribution option.

Loans. If available under your plan, loans may be made from Account Values held in the Fixed Plus Account II. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract. See “THE CONTRACT - Contract Provisions and Limitations - Transfer Credits.”

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain Fixed Interest Options. See “CHARGES AND FEES” and “Interest Rates” above.

PRO.109860-25	119

APPENDIX D: FIXED PLUS ACCOUNT II A

The Fixed Plus Account II A is an investment option that may be available during the Accumulation Phase, if selected by the Contract Holder. If the Fixed Plus Account II A is available to you, the Fixed Plus Account II investment option (hereinafter referred to as a “closed fixed account”) is closed to new contributions, allocations and transfers, and all contributions, allocations and transfers directed to the closed fixed account investment option will automatically be contributed, allocated or transferred to the Fixed Plus Account II A. This option may not be available in all states, through certain Contracts, or in certain plans.

The amount allocated to the Fixed Plus Account II A is held in the Company’s General Account which supports our insurance and annuity obligations. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

Additional information about this option may be found in an endorsement to the Contract.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the 1933 Act, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Plus Account II A is not registered as an investment company under the 1940 Act.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including a systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn no less the Guaranteed Minimum Interest Rate (“GMR”) specified in the Contract. Each calendar year (1/1 to 12/31), the Company will also set a one-year minimum guaranteed floor rate which will apply to all amounts held in the Fixed Plus II Account during that calendar year. We may credit interest at a current rate that is guaranteed not to be below either the minimum guaranteed floor rate or the GMIR. The current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. For information about current interest rates, please contact Customer Service at 1-800-584-6001.

Our determination of credited interest rates reflects a number of factors, which may include mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transferred asset benefit, if applicable, has been selected. In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 1.00% (0.50% for Contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), for a period not to exceed seven years. This decrease in the credited interest rate will apply to all participants under the Contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the Contract begins after the TAB is allocated to the Contract, you will be subject to the decrease in the interest credited rate even though you did not receive any of the TAB. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising minimum interest rates during the accumulation period and also through the annuity payout period, if applicable.

PRO.109860-25	120

Requests for Partial Withdrawals. The Contract Holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date Customer Service receives a request for partial withdrawal in Good Order. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to Income Phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option. We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an Income Phase payment option (Contracts with the Fixed Plus Account II A option require that the Income Phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis). We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•	Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:
•	Separation from service is documented in a form acceptable to us;
•	The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and
•	The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.
•	As defined in the Tax Code and subject to certain conditions and limits, due to your:
•	Financial hardship;
•	Unforeseeable emergency;
•	In-service distribution permitted by the plan;
•	Disability certified by your employer, if applicable, and paid directly to you;
•	Due to a loan taken in accordance with the terms of the plan; and
•	When the amount in the Fixed Plus Account II A is less than or equal to $2,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the Contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from General Account assets will be deducted first from amounts allocated to the Closed Fixed Accounts, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the Contract Holder or you, as applicable, as allowed by the plan and permitted under the Contract, request a full withdrawal of your Account Value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•	One-fifth of the individual Fixed Plus Account II A value, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months;
•	One-fourth of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months;
PRO.109860-25	121

•	One-third of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you, made during the prior 12 months;
•	One-half of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months; and
•	The balance of the Fixed Plus Account II A value 12 months later.

We reserve the right to impose new or different restrictions and limits applicable to full withdrawals on a basis that is not unfairly discriminatory.

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II A.

The Contract Holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II A. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account II A installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II A.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•	Due to your death during the accumulation phase if the amount is paid within six months of your death;
•	Due to the election of a lifetime income phase payment option or a nonlifetime Income Phase payment option on a fixed basis;
•	When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of Income Phase payment options have been made from the account within the prior 12 months. However, we reserve the right to lower the waived amount to as low as $2,000;
•	Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:
•	Separation from service is documented in a form acceptable to us;
•	The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and
•	The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.
•	As defined in the Tax Code and subject to certain conditions and limits, due to your:
•	Financial hardship;
•	Unforeseeable emergency;
•	In-service distribution permitted by the plan; or
•	Disability certified by your employer, if applicable, and paid directly to you; and
•	Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the Contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the five-installment payout or any other restriction or limit on full withdrawals in certain circumstances.

PRO.109860-25	122

Unless we agree otherwise, any request for a full withdrawal from General Account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers from the Fixed Plus Account II A. The Contract Holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II A in each rolling 12-month period. We will waive this percentage when there are no competing investment options available under the Contract. The Contract describes what a competing investment option is for purposes of this waiver. We determine the amount eligible for transfer on the day Customer Service receives a transfer request in Good Order. We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to Income Phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000. However, we reserve the right to lower the waived amount to as low as $2,000.

If you transfer 20% of your Account Value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan, or applied to Income Phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from General Account assets will be deducted first from amounts allocated to the Closed Fixed Accounts, if applicable, until depleted then from the Fixed Plus Account II A.

We reserve the right to impose new or different restrictions and limits applicable to transfers from the Fixed Plus Account II A and to waive any restriction or limit on transfers on a basis that is not unfairly discriminatory.

Loans. If permitted under the plan, loans may be made from Account Values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract. See “THE CONTRACT - Contract Provisions and Limitations - Transfer Credits.”

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain Fixed Interest Options. See “CHARGES AND FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the Contract, amounts that would have been reinstated to the Closed Fixed Accounts, as applicable, may instead be reinstated to the Fixed Plus Account II A.

PRO.109860-25	123

APPENDIX E: PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

For Plans under Sections 403(b), 401(a) or 401(k) of the Tax Code, including Roth 403(b) and Roth 401(k) (Except Voluntary Section 403(b) Plans*

The employer has adopted a plan under Tax Code Sections 403(b), Roth 403(b), 401(a), 401(k), Roth 401(k) (“Plan”) and has purchased a VRIAC group variable annuity Contract as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account, and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•	The participant owns the value of his/her employee account subject to the restrictions of Tax Code Sections 403(b), 401(a) and 401(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Tax Code Sections 403(b), 401(a) and 401(k), the participant has ownership in the value of his/her employer account.
•	The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.
•	The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract.
•	On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
•	In the event of the participant’s death, the employer is the named Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

___________________________

*	Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the Contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations - Distributions – Eligibility – 403(b) and Roth 403(b) Plans.” See the Contract or your certificate (if applicable) to determine who holds rights under the Contract.
PRO.109860-25	124

HOW TO GET MORE INFORMATION

The SAI includes additional information about the Contract and the Separate Account and is incorporated by reference into this prospectus. The SAI can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K216 or available without charge, upon request, by calling us toll-free at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. You also can request other information and make other inquiries by calling that toll-free number.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000002964

PRO.109860-25	125

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT C

OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information Dated May 1, 2025

VOYA MAP PLUS NPSM

A GROUP DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

issued to

Employees of Plans Established by Eligible Organizations under Tax Code Sections 401(a), 401(k), 403(b)

and 457, including Roth 401(k), Roth 403(b) and Roth 457(b)

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2025 for the Voya Retirement Insurance and Annuity Company Contract referenced above. The prospectus sets forth information that a prospective Investor ought to know before investing. You may obtain a free copy of the Prospectus, by either contacting Customer Service at P.O. Box 990063, Windsor CT 06199-0063, 1-800-584-6001.

Read the prospectus before you invest. Terms used in this SAI shall have the same meaning as in the prospectus.

1

GENERAL INFORMATION AND HISTORY

The Company issues the Contracts described in the prospectus and is responsible for providing each Contracts’ insurance and annuity benefits. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the Funds or affiliates of the Funds used as funding options under the Contract. (See “CHARGES AND FEES” in the prospectus.)

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C
(THE “SEPARATE ACCOUNT”)

We established Variable Annuity Account C under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The Separate Account was account established by the Company for the purpose of funding variable annuity contracts issued by the Company. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Although we hold title to the assets of Variable Annuity Account C, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains, or losses, whether or not realized, of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contract are obligations of the Company. All guarantees and benefits provided under the Contract that is not related to the Separate Account are subject to the claims paying ability of the Company and our General Account.

The Separate Account is divided into Subaccounts. Purchase Payments to accounts under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds offered under the Contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under the Contract, or under all plans.

2

SERVICES

Third Party Administrators

Some retirement plans utilize the services of third-party administrators (TPAs). In certain situations, the Company may make payments to select TPAs intended to partially reimburse the cost of providing certain services (e.g., takeover related servicing, participant enrollment and education services) of value to the Company. The Company also hosts several TPA conferences each year, which provide a forum for an exchange of ideas in our product initiatives and how well those initiatives are meeting market needs. Attendees may be reimbursed for all or a portion of their attendance costs and may receive meals and entertainment at the conference. Your TPA may informally consult with you and/or your sales professional on the retirement plan provider that would work best with your plan. The payments the Company makes to TPAs may provide your TPA with a financial incentive to recommend working with our Company over other companies whose products may be suitable for you. You may wish to inquire about whether your TPA receives payments from us and take those payments into consideration as part of your purchase decision.

Third Party Compensation Arrangements

Please be aware that:

•	The Company may seek to promote itself and the Contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the Contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the Contract Holder, we may make payments to the Contract Holder, its representatives or third-party service providers intended to defray or cover the costs of plan or program-related administration.

Experts

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2024, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2024 and 2023, and for each of the three years in the period ended December 31, 2024, included in the SAI, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

3

PRINCIPAL UNDERWRITER

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The Contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the Contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section entitled “CONTRACT PURCHASE AND PARTICIPATION.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2024, 2023, and 2022 amounted to $66,281,426.30, $66,878,550.51, and $67,485,611.11, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

As described in the prospectus, compensation paid to those who sell the Contract can affect the daily asset charge applied. The following chart illustrates the maximum daily asset charge that may be applied under a Contract depending upon the compensation option selected by the individual selling the Contract as of May 1, 2025.

Maximum Daily Asset Charge for Case Based Compensation

	First Case Year (Case Year 1 Only)	Renewal Year & Increase Deposits (All Case Years)	Takeover (Case Year 1 Only)	Asset Based (Starts Case Month 1)	Asset Based (Starts Case Month 13)	Maximum Daily Asset Charge
Option 1	1.00%	0.00%	1.00%	0.00%	0.15	1.10
Option 2	1.00%	0.00%	1.00%	0.00%	0.25	1.25
Option 3	1.00%	0.00%	1.00%	0.00%	0.30	1.30
Option 4	1.00%	0.00%	1.00%	0.00%	0.40	1.45
Option 5	1.00%	0.00%	1.00%	0.00%	0.50	1.55
Option 6	0.00%	0.00%	0.00%	0.40%	0.00	1.25
Option 7	0.00%	0.00%	0.00%	0.00%	0.00	0.75

Maximum Daily Asset Charge for Participant Based Compensation

	First Participant Year and Increases	Renewal Premium	Tax Free Exchanges/ Takeover Assets	Asset Based (Starts Participant Month 13)	Maximum Daily Asset Charge
Option 1	3.00	0.25	1.00	0.10	1.20
Option 2	2.00	0.50	2.00	0.25	1.55
Option 3	1.00	1.00	1.00	0.25	1.35
4

PERFORMANCE REPORTING

We may advertise different types of historical performance for the Subaccounts including:

•	Standardized average annual total returns; and
•	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds.

Standardized Average Annual Total Returns

We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the Subaccount over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the Separate Account or from the date the Fund was first available under the Separate Account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., annual maintenance fees, daily asset charges, subaccount administrative adjustment charges (if any), transferred asset benefit charge (if applicable), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns

We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected this charge in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include monthly, quarterly, year-to-date, and three-year periods, and may include returns calculated from the Fund’s inception date and/or the date the Fund was added to the Separate Account.

INCOME PHASE PAYMENTS

When you begin receiving payments under the Contract during the Income Phase (see “Income Phase” in the prospectus), the value of your account is determined using Accumulation Unit Values as of the tenth valuation before the first Income Phase payment is due. Such value (less any applicable premium tax charge) is applied to provide Income Phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the Contract show, for each option, the amount of the first Income Phase payment for each $1,000 of value applied. When you select variable income payments, your Account Value purchases Annuity Units (“Annuity Units”) of the Separate Account Subaccounts corresponding to the Funds you select. The number of Annuity Units purchased is based on your Account Value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first Income Phase payment and subsequent Income Phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first Income Phase payment, but Income Phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income Phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first Income Phase payment, but subsequent Income Phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

5

When the Income Phase begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Income Phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “THE CONTRACT - The Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten-day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Income Phase.

Example:

Assume that, at the date Income Phase payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or account and that the value of an Accumulation Unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the Contract provides, for the Income Phase payment option elected, a first monthly variable Income Phase payment of $6.68 per $1000 of value applied; the Annuitant’s first monthly Income Phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first Income Phase payment was due was $13.400000. When this value is divided into the first monthly Income Phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate Subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly Income Phase payment, multiplying this factor by .9971779* = ..9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.40000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second Income Phase payment is due.

The second monthly Income Phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*	If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.
6

FINANCIAL STATEMENTS

Included in this SAI are the financial statements of Variable Annuity Account C and Voya Retirement Insurance and Annuity Company, as follows:

•	Financial Statements of Variable Annuity Account C:
•	Report of Independent Registered Public Accounting Firm
•	Statements of Assets and Liabilities as of December 31, 2024
•	Statements of Operations for the year ended December 31, 2024
•	Statements of Changes in Net Assets for the years ended December 31, 2024 and 2023
•	Notes to Financial Statements
•	Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
•	Report of Independent Registered Public Accounting Firm
•	Consolidated Balance Sheets as of December 31, 2024 and 2023
•	Consolidated Statements of Operations for the years ended December 31, 2024, 2023 and 2022
•	Consolidated Statements of Comprehensive Income for the years ended December 31, 2024, 2023 and 2022
•	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2024, 2023 and 2022
•	Consolidated Statements of Cash Flows for the years ended December 31, 2024, 2023 and 2022
•	Notes to Consolidated Financial Statements
7

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	(a)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(b)	(b)	Not applicable
(c)	(1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
	(2)	Underwriting Agreement dated November 17, 2006, between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
(d)	(1)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
	(2)	Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
	(3)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
	(4)	Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
	(5)	Variable Annuity Contract (G-CDA(99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
	(6)	Variable Annuity Contract Certificate (C-CDA(99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
	(7)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
	(8)	Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
	(9)	Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY)) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
	(10)	Statement of Variability to Contract G-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
	(11)	Variable Annuity Contract G-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
	(12)	Variable Annuity Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.

(13)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(14)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(15)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(16)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(17)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(18)	Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.
(19)	Endorsement (EMM-TABCERT-03) to Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.
(20)	Endorsement (EMM-TABCONT-03) to Contract C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.
(21)	Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03; MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.
(22)	Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(23)	Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(24)	Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.
(25)	Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.
(26)	Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO, GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO, GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP), GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
(27)	Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(28)	Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(29)	Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(30)	Endorsement E-403bR-09 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.
(31)	Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.
(32)	Endorsement EMM-DAC-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.
(33)	Endorsement EMM-TABCERT-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.
(34)	Endorsement EMM-TABCONT-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.
(35)	Endorsement E-MMGDB-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.
(36)	Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.
(37)	Endorsement E-RO457-11 to Contracts G-CDA(12/99), G-CDA-10, GLID-CDA-HO, GSD-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificates C-CDA(12/99) and C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 8, 2011.
(38)	Endorsement E-USWD-13 to Contract G-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2014.
(39)	Endorsement EVNMCHG (09/14) to Contracts G-CDA-10, G-CDA(12/99), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, G-CDA-IA(RP), G-CDA-HF, GST-CDA-HO, GSD-CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO, G-CDA-HD and I-CDA-98(ORP) and Certificates C-CDA-10, C-CDA(12/99), GTCC-96(TORP), GTCC-96(ORP), A007RC95, A027RV95, GTCC-IA (RP) and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

	(40)	Endorsement E-403bR-09 to Contracts G-CDA-99(NY), GLIT-CDA-HO and GIT-CDA-HO and Contract Certificates C-CDA-99(NY) GTCC-HO and GTCC-HO(X) • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.
	(41)	Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), GLIT-CDA-HO and GIT-CDA-HO and Contract Certificates C-CDA-99(NY) GTCC-HO and GTCC-HO(X) • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.
	(42)	Endorsement E-RO457-11 to Contracts GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.
	(43)	Endorsement EEGTRRA-HEG(01) to Contracts GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and GID-CDA-HO and Contract Certificates GTCC-HO, GTCC-HO(X) and GDCC-HO • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.
	(44)	Endorsement E-GLOANA(1/02)NY to Contracts G-CDA-99(NY), GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO and Contract Certificates C-CDA-99(NY), GTCC-HO(X) and GTCC-HO • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 7, 2016.
	(45)	Endorsement E-GMIRMM-17 to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 5, 2018.
	(46)	Endorsement E-DCSECURE-20(NY) to Contract G-CDA-99(NY), GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO and Contract Certificates C-CDA-99(NY), GTCC-HO(X) and GTCC-HO • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 5, 2021.
	(47)	Endorsement E-MMLOAN-21 • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-109860), as filed on February 28, 2022.
	(48)	Endorsement E-DCSECURE-23(NY)
(e)	(1)	Variable Annuity Contract Application 155634 (03/15) (NY) • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 10, 2015.
(f)	(1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
	(2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(g)		Not applicable
(h)	(1)	(Retail) Amended and Restated Selling and Services Agreement and Fund Participation Agreement entered into as of May 1, 2008, between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
	(2)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
	(3)	(Retail) Fund Participation Agreement effective as of October 26, 2000 between Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(4)	(Retail) Selling and Services Agreement made and entered into as of July 26, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Alliance Fund Distributors, Inc.• Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 11, 2017.
(5)	Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.
(6)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated May 1, 2008 between ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc. (Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.
(7)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.
(8)	(Retail) Fund Participation Agreement dated as of July 1, 2000, between Aetna Life Insurance and Annuity Company, American Century Services Corporation, and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(9)	Rule 22c-2 Agreement dated April 4, 2007 is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(10)	(Retail) Participation Agreement dated as of January 1, 2003, by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(11)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(12)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(13)	(Retail) Fund Participation Agreement dated as of April 1, 1998, between Ariel Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(14)	Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.
(15)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006, by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(16)	Rule 22c-2 Agreement dated as of April 16, 2007 is effective as of October 16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(17)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006, among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(18)	Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(19)	First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective January 1, 2013 by and among ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Systematized Benefits Administrators, Inc., ING Institutional Plan Services, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.
(20)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated September 13, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advises, LLC, Cramer Rosenthal McGlynn, LLC, CRM Mutual Fund Trust and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 8, 2011.
(21)	Rule 22c-2 Agreement dated September 13, 2010 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 5, 2012.
(22)	(Retail) Service Agreement entered into August 1, 2002, among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(23)	Rule 22c-2 Agreement effective October 16, 2007 between Dodge & Cox Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(24)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of October 9, 2007, by and among Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.
(25)	Rule 22c-2 Agreement dated October 16, 2007 between Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.
(26)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(27)	Service Agreement effective as of June 1, 2002, by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(28)	(Retail) Services Agreement entered into as of January 6, 2014, by and between Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Inc., ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company of New York and ING Institutional Plan Services, LLC • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 10, 2015.
(29)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(30)	Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.
(31)	Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(32)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(33)	Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018, among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.
(34)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000, among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(35)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007, among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(36)	(Retail) Participation Agreement dated as of October 1, 2000, by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(37)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(38)	(Retail) Fund Participation Agreement dated as of October 23, 2000, between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2007.
(39)	(Retail) Selling and Services Agreement entered into as of July 1, 1998, by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 11, 2017.
(40)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(41)	(Retail) Selling and Services Agreement dated as of March 1, 2001, by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(42)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(43)	(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of November 8, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(44)	Rule 22c-2 Agreement effective November 2, 2007 between NYLIFE Distributors LLC and NYLIM Service Company LLC and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(45)	(Retail) Fund Participation Agreement made and entered into on September 15, 2000, between MFS Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 19, 2005.
(46)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between MFS Fund Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(47)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009, by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC •Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(48)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.
(49)	(Retail) Fund Participation Agreement dated August 15, 2000, between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(50)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(51)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 15, 2009 and amended on June 4, 2010 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(52)	Rule 22c-2 Agreement dated October 15, 2009, between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(53)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003, by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.
(54)	(Retail) Fifth Amendment entered into as of January 1, 2020, to the Selling and Services Agreement and Fund Participation Agreement between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Voya Financial Partners, LLC, Pacific Investment Management Company LLC and PIMCO Investments LLC • Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 8, 2019.
(55)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(56)	Participation Agreement made and entered into as of July 1, 2001, by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(57)	(Retail) Fund Participation Agreement dated as of September 21, 2000, among Aetna Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer Funds Distributor, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(58)	Rule 22c-2 Agreement dated March 1, 2007 is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(59)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of June 27, 2008, by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Royce Fund Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(60)	Rule 22c-2 Agreement made and entered into June 27, 2008 between Royce Fund Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(61)	(Retail) Fund Participation Agreement dated as of October 10, 2000, between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(62)	Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(63)	Selling and Services Agreement and Fund Participation Agreement made and entered into September 2, 2008, by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.
(64)	Rule 22c-2 Agreement entered into as of April 6, 2007, by and between Hartford Investor Services Company, LLC (on behalf of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.), Hartford Administrative Services Company (on behalf of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.
(65)	(Retail) Selling and Services Agreement and Fund Participation Agreement entered into as of March 12, 2008, by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Thornburg Investment Management and Thornburg Securities Corporation • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(66)	Rule 22c-2 Agreement operational as of October 16, 2007 between Thornburg Securities Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. and amended on December 15, 2009 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 14 (File No. 333-109860), as filed on April 13, 2010.
(67)	Participation Agreement made and entered into on March 30, 2004, among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 19, 2005.
(68)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of October 16, 2007, between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(69)	(Retail) Selling and Service Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management and The Victory Portfolios and amended on March 18, 2009 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(70)	Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(71)	Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016, by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.
(72)	Amendment No. 1, entered into on October 14, 2020, and effective as of January 1, 2020, amends the Fund Participation, Administrative and Shareholder Service Agreement, dated as of July 25, 2016 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 5, 2021.
(73)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(74)	Selling and Services Agreement and Fund Participation Agreement dated September 26, 2005, by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(75)	Fund Participation Agreement effective as of May 1, 2004, between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(76)	Service Agreement with Investment Adviser effective as of May 1, 2004, between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(77)	Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27. 2007.
(78)	(Retail Participation Agreement dated August 19, 2002, by and among Strong Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

	(79)	Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(k)		Opinion and Consent of Counsel
(l)		Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)		Initial Summary Prospectus
(p)		Powers of Attorney

Item 28. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Amelia J. Vaillancourt, One Orange Way, Windsor, CT 06095-4774	Director and President
Youssef A. Blal, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director
Neha Jha, 200 Park Avenue, New York, NY 10166	Director
Michael R. Katz, 200 Park Avenue, New York, NY 10166	Director, Senior Vice President and Chief Financial Officer
Mona M. Zielke, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director and Vice President
My Chi To, 200 Park Avenue, New York, NY 10166	Executive Vice President and Chief Legal Officer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Michelle P. Luk, 200 Park Avenue, New York, NY 10166	Senior Vice President and Treasurer
Tony D. Oh, 5780 Powers Ferry Road, N.W., Atlanta GA 30327-4390	Senior Vice President and Chief Accounting Officer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Appointed Actuary
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Brian J. Baranowski, One Orange Way, Windsor, CT 06095-4774	Vice President and Chief Compliance Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM
12-31-2024

Voya Financial, Inc. (1000)

Non-Insurer (Delaware) FEIN: 52-1222820 | NAIC Group Code: 4832

Benefitfocus, Inc. (5000)

Non-Insurer (Delaware) FEIN: 46-2346314

Benefitfocus.com, Inc. (5100)

Non-Insurer (South Carolina) FEIN: 57-1099948

BenefitStore, LLC (5120)

Non-Insurer (South Carolina) FEIN: 27-3519176

Tango Health, Inc. (5110)

Non-Insurer (Delaware) FEIN: 26-2060323

Pen-Cal Administrators, Inc. (4050)

Non-Insurer (California) FEIN: 94-2695108

Voya Services Company (4000)

Non-Insurer (Delaware) FEIN: 52-1317217

Voya Payroll Management, Inc. (4100)

Non-Insurer (Delaware) FEIN: 52-2197204

Security Life Assignment Corporation

Non-Insurer (Colorado) FEIN: 84-1437826

Voya Special Investments, Inc. (*a) (4550)

Non-Insurer (Delaware) FEIN: 85-1775946

Voya Global Services Private Limited (*b)

Non-Insurer (India)

VFI India Holdings LLC (5300)

Non-Insurer (Delaware) FEIN: 93-1766128

Voya Holdings Inc. (1050)

Non-Insurer (Connecticut) FEIN: 02-0488491

Voya Benefits Company, LLC (2050)

Non-Insurer (Delaware) FEIN: 83-0965809

Benefit Strategies, LLC (2060)

Non-Insurer (New Hampshire) FEIN: 26-0003294

Voya Financial Advisors, Inc. (2200)

Non-Insurer (Minnesota) FEIN: 41-0945505

VIM Holdings LLC (*c) (2261)

Non-Insurer (Delaware) FEIN: 88-3236443

Voya Investment Management LLC (2250 Class A / 2251 Class B)

Non-Insurer (Delaware) FEIN: 58-2361003

Voya Investment Management Co. LLC (3050 Class A / 3051 Class B)

Non-Insurer (Delaware) FEIN: 88-3236443

Voya Investment Trust Co. (3150)

Non-Insurer (Connecticut) FEIN: 06-1440627

Voya Investment Management Services (UK) Limited

Non-Insurer (United Kingdom) (3210)

Voya Investment Management (UK) Limited (3200 Class A / 3201 Class B)

Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC (2550 Class A / 2551 Class B)

Non-Insurer (Delaware) FEIN: 13-4038444

Czech Asset Management, L.P. (2710)

Non-Insurer (Delaware) FEIN: 45-3236373

Voya Alternative Asset Management Ireland Limited (2700)

Non-Insurer (Ireland)

Voya Alternative Asset Management LLC (2600 Class A / 2601 Class B)

Non-Insurer (Delaware) FEIN: 13-38631702601

Voya Realty Group LLC (2650)

Non-Insurer (Delaware) FEIN: 13-4003969

VAAM (Cayman) Ltd. (2760)

Non-Insurer (Cayman Islands)

Voya Pomona Holdings LLC (3000)

Non-Insurer (Delaware) FEIN: 13-4152011

Pomona G.P. Holdings LLC (*d) (2750 Class A / 2751 Class B)

Non-Insurer (Delaware) FEIN: 13-4150600

Pomona Management LLC (2800 Class A / 2801 Class B)

Non-Insurer (Delaware) FEIN: 13-4149700

Voya Capital, LLC (2300)

Non-Insurer (Delaware) FEIN: 86-1020892

Voya Funds Services, LLC (2350)

Non-Insurer (Delaware) FEIN: 86-1020893

Voya Investments Distributor, LLC (2450)

Non-Insurer (Delaware) FEIN: 03-0485744

Voya Investments, LLC (2400)

Non-Insurer (Arizona) FEIN: 03-0402099

RiverRoch LLC (*e)

Non-Insurer (Delaware) FEIN: 84-3548142

Oconee Real Estate Holdings IV – ARB LLC (*f)

Non-Insurer (Delaware) FEIN: 93-3381941

Oconee Real Estate Holdings V – CASC LLC (*g)

Non-Insurer (Delaware) FEIN: 93-4060472

Oconee Real Estate Holdings VI – GREEN LLC (*h)

Non-Insurer (Delaware) FEIN: 93-4037989

Oconee Real Estate Holdings VII – CANOPY LLC (*i)

Non-Insurer (Delaware) FEIN: 99-0609295

Oconee Real Estate Holdings VIII – PORTRAIT LLC (*j)

Non-Insurer (Delaware) FEIN: 99-0574688

Oconee Real Estate Holdings IX – PHOENIX LLC (*k)

Non-Insurer (Delaware) FEIN: 99-1490642

Oconee Real Estate Holdings X – OASIS LLC (*l)

Non-Insurer (Delaware) FEIN: 99-2189275

Oconee Real Estate Holdings XI – MARKET CENTER LLC (*m)

Non-Insurer (Delaware) FEIN: 99-3439272

Oconee Real Estate Holdings XII – RIVERSIDE LLC (*n)

Non-Insurer (Delaware) FEIN: 99-3455416

VIM SLP Holdings Inc.

Non-Insurer (Delaware) FEIN: 33-2337236

VIM SLP Holdings LLC

Non-Insurer (Delaware) FEIN: 33-2315739

Voya Retirement Insurance and Annuity Company (1350)

Insurer (Connecticut) FEIN: 71-0294708 | NAIC 86509

Voya Financial Partners, LLC (1400)

Non-Insurer (Delaware) FEIN: 06-1375177

Voya Institutional Plan Services, LLC (1500)

Non-Insurer (Delaware) FEIN: 04-3516284

Voya Retirement Advisors, LLC (1550)

Non-Insurer (Delaware) FEIN: 22-1862786

Voya Institutional Trust Company (2100)

Non-Insurer (Connecticut) FEIN: 46-5416028

ReliaStar Life Insurance Company (1150)

Insurer (Minnesota) FEIN: 41-0451140 | NAIC: 67105

ReliaStar Life Insurance Company of New York (1250)

Insurer (New York) FEIN: 53-0242530 | NAIC: 61360

Voya Insurance Solutions, LLC (1650)

Non-Insurer (Connecticut) FEIN: 06-1465377

Voya Custom Investments LLC (3650)

Non-Insurer (Delaware) FEIN: 02-0488491

*a – Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.

*b – Voya Global Services Private Limited is owned 99% by Voya Financial, Inc. and 1% by VFI India Holdings LLC.

*c – Voya Holdings Inc. holds a 76% economic stake, and a Non-Affiliate Member holds a 24% economic stake in VIM Holdings LLC’s class A shares and Voya Holdings Inc also holds a 100% economic stake in VIM Holdings LLC’s class B shares.

*d – Pomona G.P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholders.

*e– RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company and owned 35.5% by non-Affiliate members.

*f – Oconee Real Estate Holdings IV-ARB LLC owned 33% by Voya Retirement Insurance and Annuity Company, owned 16% by ReliaStar Life Insurance Company and owned 51% by non-Affiliate members.

*g – Oconee Real Estate Holdings V-CASC LLC owned 44.8% by Voya Retirement Insurance and Annuity Company and owned 55.2% by non-Affiliate members.

*h – Oconee Real Estate Holdings VI-GREEN LLC owned 38.5% by Voya Retirement Insurance and Annuity Company, owned 12.5% by ReliaStar Life Insurance Company and owned 49% by non-Affiliate members.

*i – Oconee Real Estate Holdings VII-CANOPY LLC owned 10.13% by Voya Retirement Insurance and Annuity Company and 89.87% by Non-Affiliate members.

*j – Oconee Real Estate Holdings VIII-PORTRAIT LLC owned 34.15% by Voya Retirement Insurance and Annuity Company, owned 16.63% by ReliaStar Life Insurance Company and owned 49.22% by non-Affiliate members.

*k – Oconee Real Estate Holdings IX – PHOENIX LLC owned 51% by Voya Retirement Insurance and Annuity Company and owned 49% by non-Affiliate members.

*l – Oconee Real Estate Holdings X – OASIS LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

*m – Oconee Real Estate Holdings XI – MARKET CENTER LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

*n– Oconee Real Estate Holdings XII – RIVERSIDE LLC owned 22.31% by Voya Retirement Insurance and Annuity Company, owned 3.08% by ReliaStar Life Insurance Company and owned 74.61% by non-Affiliate members.

Item 30. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee, or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-77d. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Directors and Officers Liability, Professional Liability (aka E&O) and Financial Institutions Bond (aka Fidelity), Employment Practices liability and Network Security (aka Cyber) insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.

Item 31. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Jonathan F. Reilly, One Orange Way, Windsor, CT, 06095-4774	Director
Stephen J. Easton, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Assistant Chief Financial Officer
Michelle P. Luk, 200 Park Avenue, New York, NY 10166	Senior Vice President and Treasurer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Philip A. Capodice, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
John (Teddy) T. Cordes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin W. Moy, One Orange Way, Windsor, CT 06095-4774	Vice President
Scott W. Stevens, One Orange Way, Windsor, CT 06095-4774	Vice President
Devan P. Butler, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Preston L. Porterfield, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$66,281,426.30

*	Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2024.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable.

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, there unto duly authorized, in the Town of Windsor, State of Connecticut, on the 7th day of April, 2025.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
Amelia J. Vaillancourt*
Amelia J. Vaillancourt President (Principal Executive Officer)
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
Amelia J. Vaillancourt*
Amelia J. Vaillancourt President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Amelia J. Vaillancourt*	Director and President
Amelia J. Vaillancourt	(Principal Executive Officer)
April 7, 2025
Youssef A. Blal*	Director
Youssef A. Blal

Neha Jha*	Director
Neha Jha

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(Principal Financial Officer)

Tony D. Oh*	Chief Accounting Officer
Tony D. Oh	(Principal Accounting Officer)

Mona M. Zielke*	Director
Mona M. Zielke

By:	/s/ Lombard Gasbarro
Lombard Gasbarro *Attorney-in-Fact

*	Executed by Lombard Gasbarro on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(d) (48)	Endorsement E-DCSECURE-23(NY)

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

27(o)	Initial Summary Prospectus

27(p)	Powers of Attorney